SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]
                                       ---------

    Post-Effective Amendment No.          14        (File No. 33-54471)      [X]
                                       ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             15       (File No. 811-7195)              [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                                  55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
--------------------------------------------------------------------------------

       Mary Ellyn Minenko, 200 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on May 1, 2001  pursuant to paragraph  (b) of Rule 485
   [ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
   [ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[AMERICAN EXPRESS LOGO]                         AEL Personal Portfolio Plus(2)
                                                   AEL Personal Portfolio Plus
                                                    AEL Personal Portfolio-SM-
                                                              Variable Annuity

Issued by:
American Enterprise Life Insurance Company

PROSPECTUS


MAY 1, 2001


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

ISSUED BY:  AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE
LIFE)
            829 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 333-3437

This prospectus contains information that you should know before investing. You also will receive the following prospectuses:

For AEL Personal Portfolio Plus(2):                                  For AEL Personal Portfolio Plus/AEL Personal Portfolio-SM-:

-  American Express-Registered Trademark-                            -  American Express-Registered Trademark-
   Variable Portfolio Funds                                             Variable Portfolio Funds

-  AIM Variable Insurance Funds                                      -  AIM Variable Insurance Funds

-  American Century Variable Portfolios, Inc.                        -  Janus Aspen Series: Institutional Shares

-  Janus Aspen Series: Institutional Shares                          -  OCC Accumulation Trust

-  OCC Accumulation Trust                                            -  Oppenheimer Variable Account Funds


-  Oppenheimer Variable Account Funds                                -  Putnam Variable Trust - IA Shares


-  Putnam Variable Trust - IB Shares

Please read the prospectuses carefully and keep them for future reference.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS ..............................................................3

THE CONTRACT IN BRIEF ..................................................3

EXPENSE SUMMARY ........................................................5

CONDENSED FINANCIAL INFORMATION (UNAUDITED) ............................8

FINANCIAL STATEMENTS ..................................................11

PERFORMANCE INFORMATION ...............................................11

THE VARIABLE ACCOUNT AND THE FUNDS ....................................12

THE FIXED ACCOUNT .....................................................17

BUYING YOUR CONTRACT ..................................................17

CHARGES ...............................................................18

VALUING YOUR INVESTMENT ...............................................21

MAKING THE MOST OF YOUR CONTRACT ......................................22

WITHDRAWALS ...........................................................25

CHANGING OWNERSHIP ....................................................25

BENEFITS IN CASE OF DEATH .............................................25

THE ANNUITY PAYOUT PERIOD .............................................27

TAXES .................................................................28

VOTING RIGHTS .........................................................30

SUBSTITUTION OF INVESTMENTS ...........................................30

ABOUT THE SERVICE PROVIDERS ...........................................30

TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION ................................31


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2 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
PORTFOLIO-SM-

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.


ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-  Roth IRAs under Section 408A of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

------------------------------------------------------------------------------
                                                   Prospectus -- May 1, 2001 3

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 12)


- the fixed account, which earns interest at a rate that we adjust periodically. (p. 17)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 17)


-  Minimum initial purchase payment -- $2,000 (without prior approval).

-  Minimum additional purchase payment -- $50.

-  Maximum total purchase payments -- $1,000,000 (without prior approval).


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 23)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if withdrawals are made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 25)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 25)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 25)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. (p. 27)

TAXES: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 28)


CHARGES: We assess certain charges in connection with your contract:

-  $30 annual contract administrative charge;


- 0.15% variable account administrative charge (if you allocate money to one or more subaccounts);


- 1.25% mortality and expense risk fee (if you allocate money to one or more subaccounts);

-  withdrawal charge;


- any premium taxes that may be imposed on us by state or local governments, (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal from your contract); and

-  the operating expenses of the funds in which the subaccounts invest.


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4 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
  PORTFOLIO-SM-

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn)

            YEARS FROM PURCHASE                 WITHDRAWAL CHARGE
              PAYMENT RECEIPT                      PERCENTAGE
                     1                                 7%

                     2                                 6

                     3                                 5

                     4                                 4

                     5                                 3

                     6                                 2

                     7                                 1

                     Thereafter                        0

ANNUAL CONTRACT ADMINISTRATIVE CHARGE:      $30*

* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value):

   VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                          0.15%
   MORTALITY AND EXPENSE RISK FEE                                  1.25%
                                                                   ----
   TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                          1.40%

------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001 5

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS,
IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                        MANAGEMENT       12b-1          OTHER
                                                                           FEES          FEES         EXPENSES        TOTAL

AXP-Registered Trademark- Variable Portfolio -
      Bond Fund                                                                 .60%         .13%         .06%         .79%(1)
      Capital Resource Fund                                                     .60          .13          .04          .77(1)
      Cash Management Fund                                                      .51          .13          .04          .68(1)
      International Fund                                                        .82          .13          .07         1.02(1)
      Managed Fund                                                              .59          .13          .03          .75(1)
      New Dimensions Fund-Registered Trademark-                                 .60          .13          .05          .78(1)
      Strategy Aggressive Fund                                                  .59          .13          .05          .77(1)
AIM V.I.
      Growth and Income Fund                                                    .60           --          .24          .84(2)
      International Equity Fund                                                 .73           --          .29         1.02(2)
      Value Fund                                                                .61           --          .23          .84(2)
American Century VP
      Income and Growth                                                         .70           --           --          .70(3)
      Value                                                                    1.00           --           --         1.00(3)
Janus Aspen Series
      Balanced Portfolio: Institutional Shares                                  .65           --          .01          .66(4)
      Worldwide Growth Portfolio: Institutional Shares                          .65           --          .04          .69(4)
OCC Accumulation Trust
      Equity Portfolio                                                          .80           --          .15          .95(5)
      Managed Portfolio                                                         .78           --          .08          .86(5)
      Small Cap Portfolio                                                       .80           --          .10          .90(5)
      U.S. Government Income Portfolio                                          .60           --          .41         1.01(5),(6)
Oppenheimer Variable Account Funds
      Capital Appreciation Fund/VA                                              .64           --          .03          .67(2)
      High Income Fund/VA                                                       .74           --          .05          .79(2)
Putnam Variable Trust
      Putnam VT Diversified Income Fund - Class IA Shares                       .68           --          .10          .78(2)
      Putnam VT Diversified Income Fund - Class IB Shares                       .68          .25          .10         1.03(7)
      Putnam VT Growth and Income Fund - Class IA Shares                        .46           --          .04          .50(2)
      Putnam VT Growth and Income Fund - Class IB Shares                        .46          .25          .04          .75(7)
      Putnam VT High Yield Fund - Class IA Shares                               .66           --          .08          .74(2)
      Putnam VT High Yield Fund - Class IB Shares                               .66          .25          .08          .99(7)
      Putnam VT New Opportunities Fund - Class IA Shares                        .52           --          .05          .57(2)
      Putnam VT Voyager Fund - Class IB Shares                                  .51          .25          .05          .81(7)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(2) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.

(3) Annualized operating expenses of funds at Dec. 31, 2000.

(4) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for Balanced and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

(5) Figures in "Other Expenses" are inclusive of expenses offset by earning credits from custodian bank.

(6) The adviser waived a portion of its fee. If such waiver had not been in effect, expenses would have been 1.11%.

(7) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.


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6 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
  PORTFOLIO-SM-

EXAMPLE:*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and...


                                                                                                    NO WITHDRAWAL OR SELECTION
                                                                 FULL WITHDRAWAL AT THE          OF AN ANNUITY PAYOUT PLAN AT THE
                                                                 END OF EACH TIME PERIOD             END OF EACH TIME PERIOD
                                                            1 YEAR  3 YEARS  5 YEARS  10 YEARS   1 YEAR 3 YEARS  5 YEARS 10 YEARS
AXP-Registered Trademark- Variable Portfolio -
      Bond Fund                                             $93.07   $121.10  $151.75  $260.79   $23.07  $71.10  $121.75  $260.79
      Capital Resource Fund                                  92.87    120.48   150.71   258.72    22.87   70.48   120.71   258.72
      Cash Management Fund                                   91.95    117.70   146.06   249.34    21.95   67.70   116.06   249.34
      International Fund                                     95.43    128.18   163.55   284.34    25.43   78.18   133.55   284.34
      Managed Fund                                           92.66    119.86   149.68   256.64    22.66   69.86   119.68   256.64
      New Dimensions Fund-Registered Trademark-              92.97    120.79   151.23   259.75    22.97   70.79   121.23   259.75
      Strategy Aggressive Fund                               92.87    120.48   150.71   258.72    22.87   70.48   120.71   258.72
AIM V.I.
      Growth and Income Fund                                 93.59    122.64   154.32   265.96    23.59   72.64   124.32   265.96
      International Equity Fund                              95.43    128.18   163.55   284.34    25.43   78.18   133.55   284.34
      Value Fund                                             93.59    122.64   154.32   265.96    23.59   72.64   124.32   265.96
American Century VP
      Income and Growth                                      92.15    118.32   147.09   251.43    22.15   68.32   117.09   251.43
      Value                                                  95.23    127.57   162.53   282.32    25.23   77.57   132.53   282.32
Janus Aspen Series
      Balanced Portfolio: Institutional Shares               91.74    117.08   145.02   247.24    21.74   67.08   115.02   247.24
      Worldwide Growth Portfolio: Institutional Shares       92.05    118.01   146.58   250.38    22.05   68.01   116.58   250.38
OCC Accumulation Trust
      Equity Portfolio                                       94.71    126.03   159.97   277.23    24.71   76.03   129.97   277.23
      Managed Portfolio                                      93.79    123.26   155.35   268.02    23.79   73.26   125.35   268.02
      Small Cap Portfolio                                    94.20    124.49   157.41   272.12    24.20   74.49   127.41   272.12
      U.S. Government Income Portfolio                       95.33    127.87   163.04   283.33    25.33   77.87   133.04   283.33
Oppenheimer Variable Account Funds
      Capital Appreciation Fund/VA                           91.84    117.39   145.54   248.29    21.84   67.39   115.54   248.29
      High Income Fund/VA                                    93.07    121.10   151.75   260.79    23.07   71.10   121.75   260.79
Putnam Variable Trust
      Putnam VT Diversified Income Fund - Class IA Shares    92.97    120.79   151.23   259.75    22.97   70.79   121.23   259.75
      Putnam VT Diversified Income Fund - Class IB Shares    95.53    128.49   164.07   285.35    25.53   78.49   134.07   285.35
      Putnam VT Growth and Income Fund - Class IA Shares     90.10    112.12   136.69   230.32    20.10   62.12   106.69   230.32
      Putnam VT Growth and Income Fund - Class IB Shares     92.66    119.86   149.68   256.64    22.66   69.86   119.68   256.64
      Putnam VT High Yield Fund - Class IA Shares            92.56    119.55   149.16   255.60    22.56   69.55   119.16   255.60
      Putnam VT High Yield Fund - Class IB Shares            95.12    127.26   162.02   281.30    25.12   77.26   132.02   281.30
      Putnam VT New Opportunities Fund - Class IA Shares     90.82    114.29   140.34   237.76    20.82   64.29   110.34   237.76
      Putnam VT Voyager Fund - Class IB Shares               93.28    121.72   152.78   262.86    23.28   71.72   122.78   262.86

* In this example, the $30 contract administrative charge is approximated as a 0.061% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds. This assumes that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


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                                                   PROSPECTUS -- MAY 1, 2001 7

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,                                                        2000       1999     1998     1997     1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ESI(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                             $1.33      $1.33    $1.33    $1.24    $1.17   $1.00
Accumulation unit value at end of period                                   $1.38      $1.33    $1.33    $1.33    $1.24   $1.17
Number of accumulation units outstanding at end of period (000 omitted)    9,498      8,127    5,689    2,544    1,377     414
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%    1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ECR(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                             $2.33      $1.91    $1.56    $1.27    $1.20   $1.00
Accumulation unit value at end of period                                   $1.89      $2.33    $1.91    $1.56    $1.27   $1.20
Number of accumulation units outstanding at end of period (000 omitted)    6,358      5,864    5,163    3,813    2,350     818
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%    1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMS(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                             $1.18      $1.15    $1.11    $1.07    $1.03   $1.00
Accumulation unit value at end of period                                   $1.24      $1.18    $1.15    $1.11    $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)    4,421        941      749      231      241     132
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%    1.50%   1.50%
Simple yield(2)                                                             4.50%      4.53%    3.24%    3.71%    3.26%   3.53%
Compound yield(2)                                                           4.60%      4.63%    3.29%    3.78%    3.32%   3.59%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EIE(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                             $2.09      $1.46    $1.28    $1.26    $1.17   $1.00
Accumulation unit value at end of period                                   $1.55      $2.09    $1.46    $1.28    $1.26   $1.17
Number of accumulation units outstanding at end of period (000 omitted)    2,637      2,510    2,181    1,413      675     220
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%    1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMG(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE ANNUITY - MANAGED FUND)
Accumulation unit value at beginning of period                             $2.07      $1.83    $1.60    $1.36    $1.18   $1.00
Accumulation unit value at end of period                                   $1.99      $2.07    $1.83    $1.60    $1.36   $1.18
Number of accumulation units outstanding at end of period (000 omitted)    6,779      5,985    4,684    2,944    1,546     589
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%    1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EGD(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - NEW DIMENSIONS FUND-Registered
Trademark-)
Accumulation unit value at beginning of period                             $1.72      $1.32    $1.05    $1.00       --    --
Accumulation unit value at end of period                                   $1.54      $1.72    $1.32    $1.05       --    --
Number of accumulation units outstanding at end of period (000 omitted)    3,717      2,141    1,108       69       --    --
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%      --    --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EAG(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                             $2.78      $1.65    $1.63    $1.47    $1.28   $1.00
Accumulation unit value at end of period                                   $2.22      $2.78    $1.65    $1.63    $1.47   $1.28
Number of accumulation units outstanding at end of period (000 omitted)    3,856      3,961    3,453    2,434    1,324     473
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%    1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EGN(4) (INVESTING IN SHARES OF AIM V.I. GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                             $1.72      $1.30    $1.03    $1.00       --    --
Accumulation unit value at end of period                                   $1.45      $1.72    $1.30    $1.03       --    --
Number of accumulation units outstanding at end of period (000 omitted)    7,597      5,343    2,495       69       --    --
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%      --    --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EIN(4) (INVESTING IN SHARES OF AIM V.I. INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                             $1.77      $1.16    $1.02    $1.00       --    --
Accumulation unit value at end of period                                   $1.29      $1.77    $1.16    $1.02       --    --
Number of accumulation units outstanding at end of period (000 omitted)    3,510      3,074      866       57       --    --
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%      --    --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EVA(4) (INVESTING IN SHARES OF AIM V.I. VALUE FUND)
Accumulation unit value at beginning of period                             $1.72      $1.34    $1.03    $1.00       --    --
Accumulation unit value at end of period                                   $1.45      $1.72    $1.34    $1.03       --    --
Number of accumulation units outstanding at end of period (000 omitted)   11,388      5,638    1,779       66       --    --
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%      --    --
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
8 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
  PORTFOLIO-SM-

YEAR ENDED DEC. 31,                                                        2000       1999     1998     1997     1996    1995
-----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EIG(5) (INVESTING IN SHARES OF AMERICAN CENTURY VP INCOME AND GROWTH)
Accumulation unit value at beginning of period                             $1.46      $1.25    $1.00       --       --      --
Accumulation unit value at end of period                                   $1.28      $1.46    $1.25       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,294      1,834      137       --       --      --
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%      --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EVL(5) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)
Accumulation unit value at beginning of period                             $1.10      $1.12    $1.00       --       --      --
Accumulation unit value at end of period                                   $1.28      $1.10    $1.12       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,929      1,252      157       --       --      --
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%      --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ESB(4) (INVESTING IN SHARES OF JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                             $1.69      $1.35    $1.02    $1.00       --      --
Accumulation unit value at end of period                                   $1.63      $1.69    $1.35    $1.02       --      --
Number of accumulation units outstanding at end of period (000 omitted)   11,285      8,581    2,680       69       --      --
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%      --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EWG(4) (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                             $2.11      $1.30    $1.03    $1.00       --      --
Accumulation unit value at end of period                                   $1.76      $2.11    $1.30    $1.03       --      --
Number of accumulation units outstanding at end of period (000 omitted)    5,746      3,751    1,721       62       --      --
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%      --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EEQ(4) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                             $1.20      $1.19    $1.07    $1.00       --      --
Accumulation unit value at end of period                                   $1.30      $1.20    $1.19    $1.07       --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,097      1,705    1,059       63       --      --
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%      --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMD(1) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST MANAGED PORTFOLIO)
Accumulation unit value at beginning of period                             $2.09      $2.02    $1.91    $1.58    $1.31   $1.00
Accumulation unit value at end of period                                   $2.26      $2.09    $2.02    $1.91    $1.58   $1.31
Number of accumulation units outstanding at end of period (000 omitted)    5,334      5,792    5,686    4,134    2,462     436
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%    1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ESC(4) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO)
Accumulation unit value at beginning of period                             $0.88      $0.91    $1.01    $1.00       --      --
Accumulation unit value at end of period                                   $1.25      $0.88    $0.91    $1.01       --      --
Number of accumulation units outstanding at end of period (000 omitted)    3,515      2,984    1,413       87       --      --
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%      --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EUS(1) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST U.S. GOVERNMENT INCOME PORTFOLIO)
Accumulation unit value at beginning of period                             $1.21      $1.24    $1.17    $1.10    $1.09   $1.00
Accumulation unit value at end of period                                   $1.31      $1.21    $1.24    $1.17    $1.10   $1.09
Number of accumulation units outstanding at end of period (000 omitted)    4,613      4,954    3,585    2,253    1,252     413
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%    1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EGR(4) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA)
Accumulation unit value at beginning of period                             $1.73      $1.24    $1.02    $1.00       --      --
Accumulation unit value at end of period                                   $1.71      $1.73    $1.24    $1.02       --      --
Number of accumulation units outstanding at end of period (000 omitted)    6,036      4,244    1,867       67       --      --
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%      --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EHI(4) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA)
Accumulation unit value at beginning of period                             $1.03      $1.00    $1.01    $1.00       --      --
Accumulation unit value at end of period                                   $0.98      $1.03    $1.00    $1.01       --      --
Number of accumulation units outstanding at end of period (000 omitted)    4,453      3,718    2,185       77       --      --
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%      --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EDI(1) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                             $1.27      $1.27    $1.30    $1.23    $1.15   $1.00
Accumulation unit value at end of period                                   $1.26      $1.27    $1.27    $1.30    $1.23   $1.15
Number of accumulation units outstanding at end of period (000 omitted)    6,502      6,356    5,963    3,151    1,824     601
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%    1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001 9

YEAR ENDED DEC. 31,                                                        2000       1999     1998     1997     1996    1995
-----------------------------------------------------------------------------------------------------------------------------------


SUBACCOUNT EPD(5) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.01      $1.00    $1.00       --       --      --
Accumulation unit value at end of period                                   $0.99      $1.01    $1.00       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)    4,032      2,911      344       --       --      --
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%      --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EGI(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -
CLASS IA SHARES)
Accumulation unit value at beginning of period                             $2.14      $2.14    $1.88    $1.53    $1.27   $1.00
Accumulation unit value at end of period                                   $2.28      $2.14    $2.14    $1.88    $1.53   $1.27
Number of accumulation units outstanding at end of period (000 omitted)    8,782      9,311    9,161    6,452    3,655   1,152
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%    1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPG(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -
CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.18      $1.18    $1.00       --       --      --
Accumulation unit value at end of period                                   $1.26      $1.18    $1.18       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)    6,616      4,302      239       --       --      --
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%      --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EHY(1) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                             $1.38      $1.33    $1.43    $1.27    $1.14   $1.00
Accumulation unit value at end of period                                   $1.25      $1.38    $1.33    $1.43    $1.27   $1.14
Number of accumulation units outstanding at end of period (000 omitted)    3,230      3,544    3,846    2,321    1,270     480
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%    1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPH(5) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $1.05      $1.01    $1.00       --       --      --
Accumulation unit value at end of period                                   $0.95      $1.05    $1.01       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,912      1,297      130       --       --      --
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%      --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ENO(1) (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                             $3.76      $2.25    $1.84    $1.51    $1.39   $1.00
Accumulation unit value at end of period                                   $2.74      $3.76    $2.25    $1.84    $1.51   $1.39
Number of accumulation units outstanding at end of period (000 omitted)    5,123      5,476    5,798    4,575    2,980     691
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%    1.40%    1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPV(5) (INVESTING IN SHARES OF PUTNAM VT VOYAGER FUND - CLASS IB
SHARES)
Accumulation unit value at beginning of period                             $2.14      $1.37    $1.00       --       --      --
Accumulation unit value at end of period                                   $1.76      $2.14    $1.37       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)    5,289      2,959      125       --       --      --
Ratio of operating expense to average net assets                            1.40%      1.40%    1.40%      --       --      --
-----------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on Feb. 21, 1995.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3) Operations commenced on Oct. 29, 1997.
(4) Operations commenced on Oct. 30, 1997.
(5) Operations commenced Oct. 5, 1998.

------------------------------------------------------------------------------
10 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
   PORTFOLIO-SM-

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-  contract administrative charge,

-  variable account administrative charge,

-  mortality and expense risk fee, and

- withdrawal charge (assuming a full withdrawal at the end of the illustrated period).

We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 11

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

-----------------------------------------------------------------------------------------------------------------------------------
                                                      AVAILABLE
                                                      UNDER AEL
                                        AVAILABLE     PERSONAL
                                        UNDER AEL     PORTFOLIO
                                        PERSONAL      PLUS AND AEL
                                        PORTFOLIO     PERSONAL        INVESTMENT OBJECTIVES AND    INVESTMENT ADVISOR OR
SUBACCOUNT          INVESTING IN        PLUS(2)       PORTFOLIO-SM-   POLICIES                     MANAGER
-----------------------------------------------------------------------------------------------------------------------------------

ESI                 AXP-Registered        Yes         Yes             Objective: high level of     IDS Life Insurance Company
                    Trademark-                                        current income while         (IDS Life), investment
                    Variable Portfolio                                conserving the value of      manager; American Express
                    - Bond Fund                                       the investment and           Financial Corporation
                                                                      continuing a high level of   (AEFC), investment advisor.
                                                                      income for the longest
                                                                      time period. Invests
                                                                      primarily in bonds and
                                                                      other debt obligations.
-----------------------------------------------------------------------------------------------------------------------------------
 ECR                AXP-Registered        Yes         Yes             Objective: capital           IDS Life, investment
                    Trademark-                                        appreciation. Invests        manager; AEFC, investment
                    Variable Portfolio                                primarily in  U.S. common    advisor.
                    - Capital Resource                                stocks and other
                    Fund                                              securities convertible
                                                                      into common stocks.
-----------------------------------------------------------------------------------------------------------------------------------
 EMS                AXP-Registered        Yes         Yes             Objective: maximum           IDS Life, investment
                    Trademark-                                        current income consistent    manager; AEFC, investment
                    Variable Portfolio                                with liquidity and           advisor.
                    - Cash Management                                 stability of principal.
                    Fund                                              Invests primarily in money
                                                                      market securities.
-----------------------------------------------------------------------------------------------------------------------------------
 EIE                AXP-Registered        Yes         Yes             Objective: capital           IDS Life, investment
                    Trademark-                                        appreciation. Invests        manager; AEFC, investment
                    Variable Portfolio                                primarily in common stocks   advisor. American Express
                    - International                                   or convertible securities    Asset Management
                    Fund                                              of foreign issuers that      International, Inc., a
                                                                      offer growth potential.      wholly-owned subsidiary of
                                                                                                   AEFC, is the
                                                                                                   sub-investment advisor.
-----------------------------------------------------------------------------------------------------------------------------------
 EMG                AXP-Registered        Yes         Yes             Objective: maximum total     IDS Life, investment
                    Trademark-                                        investment return through    manager; AEFC, investment
                    Variable Portfolio                                a combination of capital     advisor.
                    - Managed Fund                                    growth and current income.
                                                                      Invests primarily in a
                                                                      combination of common and
                                                                      preferred stocks,
                                                                      convertible securities,
                                                                      bonds and other debt
                                                                      securities.
-----------------------------------------------------------------------------------------------------------------------------------
 EGD                AXP-Registered        Yes         Yes             Objective: long-term         IDS Life, investment
                    Trademark-                                        growth of capital. Invests   manager; AEFC, investment
                    Variable Portfolio                                primarily in common stocks   advisor.
                    - New Dimensions                                  of U.S. and foreign
                    Fund-Registered                                   companies showing
                    Trademark-                                        potential for significant
                                                                      growth.
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
12 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
   PORTFOLIO-SM-

-----------------------------------------------------------------------------------------------------------------------------------
                                                      AVAILABLE
                                                      UNDER AEL
                                        AVAILABLE     PERSONAL
                                        UNDER AEL     PORTFOLIO
                                        PERSONAL      PLUS AND AEL
                                        PORTFOLIO     PERSONAL        INVESTMENT OBJECTIVES AND    INVESTMENT ADVISOR OR
SUBACCOUNT          INVESTING IN        PLUS(2)       PORTFOLIO-SM-   POLICIES                     MANAGER
-----------------------------------------------------------------------------------------------------------------------------------

 EAG                AXP-Registered        Yes         Yes             Objective: capital           IDS Life, investment
                    Trademark-                                        appreciation. Invests        manager; AEFC, investment
                    Variable Portfolio                                primarily in common stocks   advisor.
                    - Strategy                                        of small- and medium-sized
                    Aggressive Fund                                   companies.
-----------------------------------------------------------------------------------------------------------------------------------
 EGN                AIM V.I. Growth       Yes         No              Objective: growth of         A I M Advisors, Inc.
                    and Income Fund                                   capital, with current
                                                                      income as a secondary
                                                                      objective. Invests at least
                                                                      65% of its net assets in
                                                                      established companies that
                                                                      have long-term above-average
                                                                      growth in earnings and
                                                                      dividends and growth
                                                                      companies that are believed
                                                                      to have the potential for
                                                                      above-average growth in
                                                                      earnings and dividends.

-----------------------------------------------------------------------------------------------------------------------------------
 EIN                AIM V.I.              Yes         Yes             Objective: long-term         A I M Advisors, Inc.
                    International                                     growth of capital. Invests
                    Equity Fund                                       primarily in a diversified
                                                                      portfolio of international
                                                                      equity securities, whose
                                                                      issuers are considered to
                                                                      have strong earnings
                                                                      momentum.
-----------------------------------------------------------------------------------------------------------------------------------
 EVA                AIM V.I. Value Fund   Yes         Yes             Objective: long-term         A I M Advisors, Inc.
                                                                      growth of capital with
                                                                      income as a secondary
                                                                      objective. Invests
                                                                      primarily in equity
                                                                      securities judged to be
                                                                      undervalued relative to
                                                                      the investment advisor's
                                                                      appraisal of the current
                                                                      or projected earnings of
                                                                      the companies issuing the
                                                                      securities, or relative to
                                                                      current market values of
                                                                      assets owned by the
                                                                      companies issuing the
                                                                      securities, or relative to
                                                                      the equity market
                                                                      generally.
-----------------------------------------------------------------------------------------------------------------------------------
 EIG                American Century      Yes         No              Objective: dividend          American Century
                    VP Income and                                     growth, current income and   Investment Management, Inc.
                    Growth                                            capital appreciation.
                                                                      Invests primarily in common
                                                                      stocks.
-----------------------------------------------------------------------------------------------------------------------------------

 EVL                American Century      Yes         No              Objective: long-term         American Century
                    VP Value                                          capital growth, with         Investment Management, Inc.
                                                                      income as a secondary
                                                                      objective. Invests
                                                                      primarily in stocks of
                                                                      companies that management
                                                                      believes to be undervalued
                                                                      at the time of purchase.

-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 13

-----------------------------------------------------------------------------------------------------------------------------------
                                                      AVAILABLE
                                                      UNDER AEL
                                        AVAILABLE     PERSONAL
                                        UNDER AEL     PORTFOLIO
                                        PERSONAL      PLUS AND AEL
                                        PORTFOLIO     PERSONAL        INVESTMENT OBJECTIVES AND    INVESTMENT ADVISOR OR
SUBACCOUNT          INVESTING IN        PLUS(2)       PORTFOLIO-SM-   POLICIES                     MANAGER
-----------------------------------------------------------------------------------------------------------------------------------

ESB                 Janus Aspen Series    Yes         Yes             Objective: long-term         Janus Capital
                    Balanced                                          growth of capital,
                    Portfolio:                                        balanced by current
                    Institutional                                     income. Normally invests
                    Shares                                            40-60% of its assets in
                                                                      securities selected
                                                                      primarily for their growth
                                                                      potential and 40-60% in
                                                                      securities selected
                                                                      primarily for their income
                                                                      potential.


-----------------------------------------------------------------------------------------------------------------------------------
 EWG                Janus Aspen Series    Yes         Yes             Objective: long-term         Janus Capital
                    Worldwide Growth                                  growth of capital in a
                    Portfolio:                                        manner consistent with the
                    Institutional                                     preservation of capital.
                    Shares                                            Invests primarily in common
                                                                      stocks of foreign and
                                                                      domestic issuers.
-----------------------------------------------------------------------------------------------------------------------------------


 EEQ                OCC Accumulation      Yes         Yes             Objective: long-term         OpCap Advisors.
                    Trust Equity                                      capital appreciation.
                    Portfolio                                         Invests in a diversified
                                                                      portfolio of equity
                                                                      securities selected on the
                                                                      basis of a value-oriented
                                                                      approach to investing.
-----------------------------------------------------------------------------------------------------------------------------------
 EMD                OCC Accumulation      Yes         Yes             Objective: growth of         OpCap Advisors.
                    Trust Managed                                     capital. Invests in common
                    Portfolio                                         stocks, bonds, money
                                                                      market and cash equivalent
                                                                      securities, the percentage
                                                                      of which will vary based on
                                                                      management's assessment of
                                                                      relative investment values.
-----------------------------------------------------------------------------------------------------------------------------------
 ESC                OCC Accumulation      Yes         Yes             Objective: capital           OpCap Advisors.
                    Trust Small Cap                                   appreciation. Invests in a
                    Portfolio                                         diversified portfolio of
                                                                      equity securities of
                                                                      companies with market
                                                                      capitalization of up to $2
                                                                      billion.
-----------------------------------------------------------------------------------------------------------------------------------
 EUS                OCC Accumulation      Yes         Yes             Objective: high level of     OpCap Advisors.
                    Trust U.S.                                        current income together
                    Government Income                                 with protection of
                    Portfolio                                         capital. Invests
                                                                      exclusively in debt
                                                                      obligations, including
                                                                      mortgage-backed securities,
                                                                      issued or guaranteed by the
                                                                      United States government,
                                                                      its agencies or
                                                                      instrumentalities.
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
14 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
   PORTFOLIO-SM-

-----------------------------------------------------------------------------------------------------------------------------------
                                                      AVAILABLE
                                                      UNDER AEL
                                        AVAILABLE     PERSONAL
                                        UNDER AEL     PORTFOLIO
                                        PERSONAL      PLUS AND AEL
                                        PORTFOLIO     PERSONAL        INVESTMENT OBJECTIVES AND    INVESTMENT ADVISOR OR
SUBACCOUNT          INVESTING IN        PLUS(2)       PORTFOLIO-SM-   POLICIES                     MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
EGR                 Oppenheimer           Yes         Yes             Objective: capital           OppenheimerFunds, Inc.
                    Capital                                           appreciation. Invests in
                    Appreciation                                      securities of well-known,
                    Fund/VA                                           established companies.
-----------------------------------------------------------------------------------------------------------------------------------
 EHI                Oppenheimer High      Yes         Yes             Objective: high level of     OppenheimerFunds, Inc.
                    Income Fund/VA                                    current income from
                                                                      investments in high-yield
                                                                      fixed-income securities.
-----------------------------------------------------------------------------------------------------------------------------------
 EDI                Putnam VT             No          Yes             Objective: seeks as high     Putnam Investment
                    Diversified Income                                a level of current income    Management, LLC
                    Fund - Class IA                                   as Putnam Investment
                    Shares                                            Management, LLC (Putnam
                                                                      Management) believes is
                                                                      consistent with preservation
                                                                      of capital by investing in
                                                                      three fixed-income sectors:
                                                                      1) U.S. government and other
                                                                      investment-grade, 2)
                                                                      high-yield (below
                                                                      investment-grade or "junk
                                                                      bonds"), and 3)
                                                                      international. Putnam
                                                                      Management adjusts the
                                                                      weightings and may allocate
                                                                      from 15% - 65% of assets to
                                                                      each sector.
----------------------------------------------------------------------
 EPD                Putnam VT             Yes         No
                    Diversified Income
                    Fund - Class IB
                    Shares
-----------------------------------------------------------------------------------------------------------------------------------
 EGI                Putnam VT Growth      No          Yes             Objective: capital growth    Putnam Investment
                    and Income Fund -                                 and current income.          Management, LLC
                    Class IA Shares                                   Invests mainly in common
                                                                      stocks of U.S. companies
                                                                      with a focus on value
                                                                      stocks that offer the
                                                                      potential for capital
                                                                      growth, current income, or
                                                                      both.
----------------------------------------------------------------------
 EPG                Putnam VT Growth      Yes         No
                    and Income Fund -
                    Class IB Shares
-----------------------------------------------------------------------------------------------------------------------------------
 EHY                Putnam VT High        No          Yes             Objective: seeks high        Putnam Investment
                    Yield Fund - Class                                current income. Capital      Management, LLC
                    IA Shares                                         growth is a secondary goal
                                                                      when consistent with
                                                                      achieving high current
                                                                      income. Invests mainly in
                                                                      U.S. corporate bonds rated
                                                                      below investment-grade (junk
                                                                      bonds) and that have
                                                                      intermediate to long-term
                                                                      maturities (three years or
                                                                      longer).
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 15

-----------------------------------------------------------------------------------------------------------------------------------
                                                      AVAILABLE
                                                      UNDER AEL
                                        AVAILABLE     PERSONAL
                                        UNDER AEL     PORTFOLIO
                                        PERSONAL      PLUS AND AEL
                                        PORTFOLIO     PERSONAL        INVESTMENT OBJECTIVES AND    INVESTMENT ADVISOR OR
SUBACCOUNT          INVESTING IN        PLUS(2)       PORTFOLIO-SM-   POLICIES                     MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
EPH                 Putnam VT High        Yes         No
                    Yield Fund - Class
                    IB Shares
-----------------------------------------------------------------------------------------------------------------------------------

 ENO                Putnam VT New         No          Yes             Objective: long-term         Putnam Investment
                    Opportunities Fund                                capital appreciation.        Management, LLC
                    - Class IA Shares                                 Invests mainly in common
                                                                      stocks of U.S. companies
                                                                      within sectors that Putnam
                                                                      Management believes to
                                                                      have high growth potential.

-----------------------------------------------------------------------------------------------------------------------------------
 EPV                Putnam VT Voyager     Yes         No              Objective: capital           Putnam Investment
                    Fund - Class IB                                   appreciation. Invests        Management, LLC
                    Shares                                            primarily in common stocks
                                                                      of companies that Putnam
                                                                      management believes have
                                                                      potential for capital
                                                                      appreciation that is
                                                                      significantly greater than
                                                                      that of market averages.
-----------------------------------------------------------------------------------------------------------------------------------


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

------------------------------------------------------------------------------
16 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
   PORTFOLIO-SM-

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT


You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a nonqualified annuity or become an annuitant if you are 85 or younger (age 75 or younger for qualified annuities). (In Pennsylvania, the annuitant must be age 80 or younger.)

When you apply, you may select:

-  the fixed account and/or subaccounts in which you want to invest;

-  how you want to make purchase payments;

-  the date you want to start receiving annuity payouts (the retirement date);
   and

-  a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit the additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your annuity under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. In Maryland and Washington, you may make additional purchase payments to nonqualified annuities until the later of the annuitant's 63rd birthday or the third contract anniversary, and you may make additional purchase payments to qualified annuities until the annuitant's 63rd birthday. In Massachusetts, you may make additional purchase payments for ten years only.*

* All contracts described in this prospectus are not available in all states.

------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 17

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-  no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or

- no later than the annuitant's 82nd birthday or the eighth contract anniversary, if purchased after age 74, for annuities purchased in Pennsylvania.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

-  on or after the annuitant reaches age 59 1/2; and

- by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the 10th contract anniversary, if later. (In Pennsylvania, annuity payouts must start no later than the annuitant's 82nd birthday or the eighth contract anniversary.)

BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS (INCLUDING SIPS):

   Initial purchase payment:         $2,000 (We reserve the right to decrease
                                     the minimum payment.)
   Additional purchase payments:     $50

MAXIMUM ALLOWABLE PURCHASE PAYMENTS: $1,000,000 of cumulative payments (We reserve the right to increase the maximum payment.)

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

------------------------------------------------------------------------------
18 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
   PORTFOLIO-SM-

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

WITHDRAWAL CHARGE

If you withdraw part or all of your contract, you may be subject to a withdrawal charge. We calculate the withdrawal charge by drawing from your total contract value in the following order:

- First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary contract value. (We consider your initial purchase payment to be the prior anniversary contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

- Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

- Next, we withdraw purchase payments received eight or more years before the withdrawal and not previously withdrawn. We do not assess a withdrawal charge on these purchase payments.

- Finally, if necessary, we withdraw purchase payments received in the seven years before the withdrawal on a "first-in, first-out" (FIFO) basis. There is a withdrawal charge on these payments. We determine your withdrawal charges by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of contract years since you made the payments withdrawn.

            YEARS FROM PURCHASE                     WITHDRAWAL CHARGE
              PAYMENT RECEIPT                          PERCENTAGE
                     1                                     7%

                     2                                     6

                     3                                     5

                     4                                     4

                     5                                     3

                     6                                     2

                     7                                     1

                     Thereafter                            0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 19

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.26. We determine this amount as follows:

   AMOUNT REQUESTED / (1.00 - WITHDRAWAL CHARGE) OR $1,000 / .93 = $1,075.26

By applying the 7% withdrawal charge to $1,075.26, the withdrawal charge is $75.26. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.


WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:


- The contract date is July 1, 2001 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-  We received these payments:

   --  $10,000 July 1, 2001;

   --  $8,000 Dec. 31, 2006;

   --  $6,000 Feb. 20, 2009; and

- The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2011 and had not made any other withdrawals during that contract year; and


-  The prior anniversary July 1, 2011 contract value was $38,488.

 WITHDRAWAL CHARGE    EXPLANATION

      $  0            $3,848.80 is 10% of the prior anniversary contract value withdrawn without withdrawal charge; and
         0            $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and
         0            $10,000 July 1, 2001 payment was received eight or more contract years before withdrawal and is withdrawn without withdrawal charge; and
       240            $8,000 Dec. 31, 2006 payment is in its fifth contract year from receipt, withdrawn with a 3%
                      withdrawal charge; and
       240            $6,000 Feb. 20, 2009 payment is in its fourth contract year from receipt, withdrawn with a 4%
                      withdrawal charge.
      ----
      $480



WAIVER OF WITHDRAWAL CHARGE

We do not assess withdrawal charges for:

- withdrawals of amounts totaling up to 10% of your prior contract anniversary contract value;

- withdrawals of any contract earnings in excess of the annual 10% free withdrawal amount;

- minimum required distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-  contracts settled using an annuity payout plan;

-  death benefits; and

- withdrawals you make if your contract includes a "Waiver of Withdrawal Charges" Annuity Endorsement or provision. To the extent permitted by state law, we will include this endorsement or provision in contracts issued when you and the annuitant are under age 76 on the date that we issue the contract. We will waive withdrawal charges that normally are assessed upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your endorsement or contract for additional conditions and restrictions on this waiver.)

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

------------------------------------------------------------------------------
20 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
   PORTFOLIO-SM-

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-  plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out; and

-  minus any prorated contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial withdrawals;

-  withdrawal charges; and/or

-  prorated portions of contract administrative charge.

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of funds;

-  fund operating expenses;

-  mortality and expense risk fees; and/or

-  variable account administrative charges.

------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 21

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                 NUMBER
By investing an equal number                                      AMOUNT               ACCUMULATION             OF UNITS
of dollars each month...                    MONTH                INVESTED               UNIT VALUE              PURCHASED
                                            Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy                       Mar                     100                     17                       5.88
more units when the
per unit market price is low... ------>     Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

and fewer units                             Aug                     100                     19                       5.26
when the per unit
market price is high.           ------>     Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative. Some restrictions may apply.


TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

     IF YOUR NET CONTRACT VALUE(1) IS ...      WE ALLOCATE YOUR NEW PURCHASE PAYMENT TO:
             $10,000 - $49,999                          Tier 1 DCA account
             $50,000 or more                            Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the other accounts you selected over the six-month period.

We credit interest to each Tiered DCA account at rates that generally are higher than those we credit to the fixed account. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.


------------------------------------------------------------------------------
22 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
   PORTFOLIO-SM-

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

-  requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES

- You may transfer contract values between the subaccounts or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for six months following that transfer.

- You may transfer contract values from the fixed account to the subaccounts on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 23

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial withdrawals from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers may not exceed an amount that, if continued, would deplete the fixed account or subaccounts from which you are transferring within 12 months.

- Automated transfers and automated partial withdrawals are subject to all of the contract provisions and terms, including transfer of contract values between accounts.

- Automated withdrawals may be restricted by applicable law under some contracts.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value (except for automated transfers from the fixed account)

3 BY PHONE:


Call between 8 a.m. and 7 p.m. Central time:


(800) 333-3437

MINIMUM AMOUNT


Transfers or withdrawals:  $500 or entire account balance


MAXIMUM AMOUNT


Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of an address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

------------------------------------------------------------------------------
24 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
   PORTFOLIO-SM-

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For total withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin.

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

-  payable to you.

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;

   --  the NYSE is closed, except for normal holiday and weekend closings;

   --  trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

THE AEL PERSONAL PORTFOLIO PLUS AND AEL PERSONAL PORTFOLIO PLUS(2) CONTRACTS INCLUDE THE DEATH BENEFIT DESCRIBED BELOW.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If either you or the annuitant are age 81 or older on the date of death, we will pay the beneficiary the contract value. If both you and the annuitant are age 80 or younger on the date of death, we will pay the beneficiary the greatest of:

-  contract value;

-  total purchase payments minus "adjusted partial withdrawals"; or

- the highest contract value on any prior contract anniversary, plus purchase payments and minus "adjusted partial withdrawals" since that contract anniversary.

If a contract has more than one person as owner, we will pay benefits upon the first to die of any owner or the annuitant.

We calculate the "adjusted partial withdrawal" for each partial withdrawal by multiplying (a) times (b) where:

   (a) = the ratio of the partial withdrawal to the contract value immediately before the partial withdrawal; and

   (b) = the death benefit immediately before the partial withdrawal.

The result is subtracted from the death benefit that would have been paid had there not been a partial withdrawal.

------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 25

EXAMPLE:


-  You purchase a contract for $20,000 on Jan. 1, 2001.

- On Jan. 1, 2002 (the first contract anniversary) the contract value reaches $24,000.

- On March 1, 2002 the contract value falls to $22,000. You then take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2002 as follows:


   The highest contract value on any prior contract anniversary:           $24,000.00
   plus purchase payments since that anniversary:                                0.00
   minus any "death benefit adjustment" taken since that anniversary:
   ($1,500 x $24,000) / $22,000                                              1,636.36
                                                                           ----------
   resulting in a benefit of:                                              $22,363.64

YOUR AEL PERSONAL PORTFOLIO-SM- CONTRACT INCLUDES THE DEATH BENEFIT DESCRIBED BELOW.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

For contracts where both you and the annuitant were 75 or younger on the date we issued the contract and you made withdrawals subject to withdrawal charges, we will pay the beneficiary the contract value.

For annuities where either you or the annuitant were 76 or older on the date we issue the contract, we will pay the beneficiary the contract value.

If both you and the annuitant were age 75 or younger on the date the contract was issued and if all withdrawals from this contract have been without withdrawal charges, we will pay the beneficiary the greatest of:

-  contract value;


-  total purchase payments minus amounts withdrawn; or


- on or after the fifth contract anniversary, the death benefit as of the most recent fifth contract anniversary adjusted by:

   -- adding any purchase payments made since that most recent fifth contract anniversary, and

   -- subtracting any amounts withdrawn since that most recent fifth contract anniversary.

If a contract has more than one person as owner, we will pay benefits upon the first to die of any owner or the annuitant.

EXAMPLE:


-  You purchase contract for $20,000 on Jan. 1, 2001.

-  On Jan. 1, 2006 the contract value reaches $33,000.

- On Jan. 1, 2006 you take a $1,500 partial withdrawal, leaving a contract value of $31,500.

-  On July 15, 2006 you make an additional payment of $1,000.

-  On March 1, 2007 the contract value falls to $31,000.

We calculate the death benefit on March 1, 2007 as follows:


   The closest fifth anniversary contract value:                           $33,000.00
   plus purchase payments since that anniversary                             1,000.00
   minus partial withdrawals taken since that anniversary:                   1,500.00
                                                                           ----------
   resulting in a death benefit of:                                        $32,500.00


IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


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26 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
   PORTFOLIO-SM-

QUALIFIED ANNUITIES: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. To do this, your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

-  payouts begin no later than one year after your death; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the underlying funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month).

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."


ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates).

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values are rising and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 27

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

-  PLAN E: PAYOUTS FOR A SPECIFIED PERIOD (AVAILABLE AS A FIXED PAYOUT ONLY):
   We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

------------------------------------------------------------------------------
28 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
   PORTFOLIO-SM-

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

WITHDRAWALS: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your contract before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other exceptions may apply if you make withdrawals from your contract prior to age 59 1/2.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION

We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 29

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change,

-  the existing funds become unavailable, or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

-  change the funds in which the subaccounts invest, and

-  make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts are distributed either directly or through third party marketers by insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Our administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Our statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the Variable Account in addition to the changes described in this prospectus. This cash compensation will not be more than 9% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


------------------------------------------------------------------------------
30 AEL PERSONAL PORTFOLIO PLUS(2)/AEL PERSONAL PORTFOLIO PLUS/AEL PERSONAL
   PORTFOLIO-SM-

LEGAL PROCEEDINGS


A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK, which was commenced in Minnesota state court on October 13, 1998. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information .............................................. 3

Calculating Annuity Payouts .......................................... 9

Rating Agencies ......................................................10

Principal Underwriter ................................................11

Independent Auditors .................................................11

Financial Statements


------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001 31

AMERICAN ENTERPRISE            [AMERICAN EXPRESS LOGO]
LIFE INSURANCE COMPANY
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

                                                                37301 L (5/01)

                      STATEMENT OF ADDITIONAL INFORMATION

                                      for

                          AEL PERSONAL PORTFOLIO PLUS2

                                      and

              AEL PERSONAL PORTFOLIOSM/AEL Personal Portfolio Plus

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                  May 1, 2001


American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your agent, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
800-333-3437

AEL Personal Portfolio Plus 2/AEL Personal PortfolioSM/AEL Personal Portfolio Plus American Enterprise Variable Annuity Account


                                TABLE OF CONTENTS


Performance Information..................................................p. 3

Calculating Annuity Payouts..............................................p. 9

Rating Agencies..........................................................p.10

Principal Underwriter....................................................p.11

Independent Auditors.....................................................p.11

Financial Statements

Performance Information
-------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)to the power of n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return With Withdrawal For Periods Ending Dec. 31, 2000




                                                  Performance
                                                     since                               Performance since
                                                commencement of                      commencement of the funda
                                                      the
                                                  subaccount


 Subaccount    ------------------------------  ------   -------       Since        --------  ---------  ---------       Since
               Investing in:                   1 Year   5 Years     commencement    1 Year    5 Years   10 Years     commencement
               ------------------------------  ------   -------     ------------   --------  ---------  ---------    ------------

               AXP(R)VARIABLE PORTFOLIO -
ESI              Bond Fund (2/95;10/81)b         -2.68%    2.77%        5.46%         -2.68%    2.77%      6.72%         8.81%
ECR              Capital Resource Fund          -23.66     9.14        11.18         -23.66     9.14      11.56         12.24
                 (2/95;10/81)
EMS              Cash Management Fund            -2.29     3.11         3.35          -2.29     3.11       3.14          4.97
                 (2/95;10/81)
EIE              International Fund             -30.51     5.28         7.44         -30.51     5.28        --           6.64
                 (2/95;1/92)
EMG              Managed Fund (2/95;4/86)        -9.76    10.63        12.36          -9.76    10.63      11.22         10.08
EGD              New Dimensions Fund(R)         -15.97      --         13.63         -15.97       --         --         15.65
                 (10/97;5/96)
EAG              Strategy Aggressive Fund       -25.10    11.17        14.34         -25.10    11.17         --         10.63
                 (2/95;1/92)
               ------------------------------

               AIM V.I.
EGN              Growth and Income Fund         -20.99    15.13        11.38         -20.99    15.13         --         15.85
                 (10/97;5/94)
EIN              International Equity Fund      -31.86     9.05         7.16         -31.86     9.05         --          9.95
                 (10/97;5/93)
EVA              Value Fund (10/97;5/93)        -21.08    13.84        11.32         -21.08    13.84         --         15.58

               AMERICAN CENTURY VP
EIG              Income and Growth              -17.38      --          9.74         -17.38       --         --          9.53
                 (10/98;10/97)
EVL              Value (10/98;5/96)               9.45      --          9.61           9.45       --         --         10.48

               JANUS ASPEN SERIES
ESB              Balanced Portfolio:             -9.73    16.69        15.64          -9.73    16.69         --         15.45
                 Institutional Shares
                 (10/97;9/93)
EWG              Worldwide Growth Portfolio:    -22.02    20.96        18.53         -22.02    20.96         --         20.46
                 Institutional Shares
                 (10/97;9/93)

               OCC ACCUMULATION TRUST
EEQ              Equity Portfolio                 1.45    12.48         7.47           1.45     12.48      15.08        13.45
                 (10/97;8/88)
EMD              Managed Portfolio                1.29    11.09        14.78           1.29     11.09      16.36        15.27
                 (2/95;8/88)
ESC              Small Cap Portfolio             35.13    11.28         6.06          35.13     11.28      14.70        12.10
                 (10/97;8/88)
EUS              U.S. Government Income           1.88     3.19         4.43           1.88      3.19        --          4.71
                 Portfolio (2/95;1/95)

               OPPENHEIMERFUNDS, INC.
EGR              Capital Appreciation            -7.85    20.62        17.41          -7.85     20.62      17.67        14.62
                 Fund/VA (10/97;4/85)
EHI              High Income Fund/VA            -11.07     3.37        -1.86         -11.07      3.37      10.04         8.86
                 (10/97;4/86)


a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative charge, a 1.25% mortality and expense fee, a 0.15%
     variable account administrative charge and applicable withdrawal charges.
b    (Commencement date of the subaccount; Commencement date of the fund)


Average Annual Total Return With Withdrawal For Periods Ending Dec. 31, 2000


                                                  Performance since
                                                   commencement of                         Performance since
                                                         the                           commencement of the funda
                                                      subaccount

 Subaccount    ---------------------------------   ------- --------     Since        -------  --------  ---------       Since
               Investing in:                       1 Year   5 Years  commencement     1 Year   5 Years   10 Years    commencement
               ---------------------------------   ------- --------  ------------    -------  --------  ---------    ------------


               PUTNAM VARIABLE TRUST
EDI              Putnam VT Diversified Income       -7.56%     1.18%       3.60%        -7.56%    1.18%        --%       2.85%
                 Fund -Class IA Shares
                 (2/95;9/93)b
EPD              Putnam VT Diversified Income       -7.80      1.02       -2.57         -7.80     1.02         --        2.69
                 Fund - Class IB Shares
                 (10/98;9/93) c
EGI              Putnam VT Growth and Income        -0.21     11.87       14.87         -0.21    11.87     12.94        12.89
                 Fund - Class IA Shares
                 (2/95;2/88)
EPG              Putnam VT Growth and Income        -0.37     11.71        8.71         -0.37    11.71     12.78        12.73
                 Fund - Class IB Shares
                 (10/98;2/88) c
EHY              Putnam VT High Yield Fund -       -15.39       1.25       3.51        -15.39     1.25      9.35         6.30
                 Class IA Shares (2/95;2/88)
EPH              Putnam VT High Yield Fund -       -15.45       1.15      -4.32        -15.45     1.15     9.21          6.16
                 Class IB Shares (10/98;2/88) c
ENO              Putnam VT New Opportunities       -31.58     14.10       18.57        -31.58    14.10         --       17.85
                 Fund - Class IA Shares
                 (2/95;5/94)
EPV              Putnam VT Voyager Fund - Class    -22.81      16.42      26.86        -22.81    16.42     18.41        16.10
                 IB Shares (10/98;2/88) c

a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative charge, a 1.25% mortality and expense fee, a 0.15%
     variable account administrative charge and applicable withdrawal charges.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Performance  information  for Class IB shares for periods prior to April 6,
     1998 for Putnam VT Growth and Income  Fund and for  periods  prior to April
     30,  1998 for Putnam VT High Yield  Fund,  Putnam VT  International  Growth
     Fund, Putnam VT International  New  Opportunities  Fund and Putnam VT Vista
     Fund are based on the performance of the fund's Class IA shares adjusted to reflect  the fees paid by Class IB  shares,  including  a Rule 12b-1 fee of
     0.15%.  Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.


Average Annual Total Return Without Withdrawal For Periods Ending Dec. 31, 2000

                                                  Performance since commencement of
                                                                 the                               Performance since
                                                             subaccount                        Commencement of the funda

 Subaccount    --------------------------------   ------   ---------      Since       -------  --------  ---------      Since
               Investing In:                      1 Year    5 Years    commencement   1 Year   5 Years   10 Years    commencement
               --------------------------------   ------   ---------   ------------   -------  --------  ---------   -----------


               AXP(R)VARIABLE PORTFOLIO -
ESI              Bond Fund (2/95;10/81)b            3.89%    3.30%         5.72%         3.89%   3.30%     6.72%         8.81%
ECR              Capital Resource Fund            -18.67      9.56        11.39        -18.67    9.56     11.56         12.24
                 (2/95;10/81)
EMS              Cash Management Fund               4.31      3.64         3.63          4.31    3.64      3.14          4.97
                 (2/95;10/81)
EIE              International Fund (2/95;1/92)   -26.03      5.77         7.68        -26.03    5.77       --           6.64
EMG              Managed Fund (2/95;4/86)          -3.72     11.03        12.56         -3.72   11.03     11.22         10.08
EGD              New Dimensions Fund(R)           -10.40      --          14.58        -10.40    --         --          16.03
                 (10/97;5/96)
EAG              Strategy Aggressive Fund         -20.22     11.56        14.52        -20.22   11.56       --          10.63
                 (2/95;1/92)
               --------------------------------

               AIM V.I.
EGN              Growth and Income Fund           -15.80     15.47        12.37        -15.80   15.47       --          15.91
                 (10/97;5/94)
EIN              International Equity Fund        -27.48      9.47         8.23        -27.48    9.47       --           9.95
                 (10/97;5/93)
EVA              Value Fund (10/97;5/93)          -15.89     14.19        12.31        -15.89   14.19       --          15.58

               AMERICAN CENTURY VP
EIG              Income and Growth                -11.91      --          11.71        -11.91    --         --          10.55
                 (10/98;10/97)
EVL              Value (10/98;5/96)                16.45      --          11.58         16.45    --         --          10.92

               JANUS ASPEN SERIES
ESB              Balanced Portfolio:               -3.69     17.01        16.55         -3.69    17.01      --          15.45
                 Institutional Shares
                 (10/97;9/93)
EWG              Worldwide Growth Portfolio:      -16.90     21.24        19.39        -16.90    21.24      --          20.46
                 Institutional Shares
                 (10/97;9/93)

               OCC ACCUMULATION TRUST
EEQ              Equity Portfolio (10/97;8/88)      8.33     12.85         8.54          8.33    12.85     15.08        13.45
EMD              Managed Portfolio (2/95;8/88)      8.16     11.48        14.95          8.16    11.48     16.36        15.27
ESC              Small Cap Portfolio               42.13     11.67         7.16         42.13    11.67     14.70        12.10
                 (10/97;8/88)
EUS              U.S. Government Income             8.80      3.71         4.70          8.80     3.71      --           4.97
                 Portfolio (2/95;1/95)

               OPPENHEIMERFUNDS, INC.
EGR              Capital Appreciation Fund/VA      -1.67     20.91        18.29         -1.67    20.91     17.67        14.62
                 (10/97;4/85)
EHI              High Income Fund/VA               -5.13      3.89        -0.73         -5.13     3.89     10.04         8.86
                 (10/97;4/86)

a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative charge, a 1.25% mortality and expense fee, a 0.15%
     variable account administrative charge and applicable withdrawal charges.
b    (Commencement date of the subaccount; Commencement date of the fund)


Average Annual Total Return Without Withdrawal For Periods Ending Dec. 31, 2000

                                                    Performance since
                                                     commencement of                        Performance since
                                                           the                          commencement of the funda
                                                        subaccount


-------------  -------------------------------       ------   --------      Since       -------  -------  --------       Since
 Subaccount    Investing In:                         1 Year   5 Years    commencement   1 Year   5 Years  10 Years    commencement
-------------  -------------------------------       ------   --------   ------------   -------  -------  --------   --------------
               PUTNAM VARIABLE TRUST
EDI              Putnam VT Diversified Income         -1.36%     1.74%       3.89%        -1.36%  1.74%      --%         2.85%
                 Fund - Class IA Shares
                 (2/95;9/93)b
EPD              Putnam VT Diversified Income         -1.61      1.57       -0.54         -1.61   1.57      --           2.69
                 Fund - Class IB Shares
                 (10/98;9/93) c
EGI              Putnam VT Growth and Income Fund      6.55     12.25       15.04          6.55  12.25      12.94       12.89
                 - Class IA Shares (2/95;2/88)
EPG              Putnam VT Growth and Income Fund      6.37     12.09       10.69          6.37  12.09      12.78       12.73
                 - Class IB Shares (10/98;2/88) c
EHY              Putnam VT High Yield Fund -          -9.78      1.80        3.80         -9.78   1.80       9.35        6.30
                 Class IA Shares (2/95;2/88)
EPH              Putnam VT High Yield Fund -          -9.83      1.70       -2.34         -9.83   1.70      9.21         6.16
                 Class IB Shares (10/98;2/88) c
ENO              Putnam VT New Opportunities Fund    -27.18     14.46       18.71        -27.18  14.46      --          17.91
                 - Class IA Shares (2/95;5/94)
EPV              Putnam VT Voyager Fund - Class      -17.75     16.74       28.51        -17.75  16.74     18.41        16.10
                 IB Shares (10/98;2/88) c

a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative  charge,  a 1.25%  mortality and expense fee and a
     0.15% variable account administrative charge.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Performance  information  for Class IB shares for periods prior to April 6,
     1998 for Putnam VT Growth and Income  Fund and for  periods  prior to April
     30,  1998 for Putnam VT High Yield  Fund,  Putnam VT  International  Growth
     Fund, Putnam VT International  New  Opportunities  Fund and Putnam VT Vista
     Fund are based on the performance of the fund's Class IA shares adjusted to reflect  the fees paid by Class IB  shares,  including  a Rule 12b-1 fee of
     0.15%.  Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.



Cumulative Total Return

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                     ERV - P
                                     -------
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge and mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:

     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

     (b) less a pro rata share of the subaccount expenses accrued over the period;

     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

     (d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o    any dividends declared for such shares.

It does not include:

o    the effect of any applicable withdrawal charge, or

o    any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000


Subaccount               Investing In:                                               Simple Yield          Compound Yield
EMS                      AXP(R)Variable Portfolio - Cash Management Fund                 4.50%                   4.60%



Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                   YIELD = 2[( a-b + 1) to the power of 6 - 1]
                               ---
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2000

Subaccount            Investing In:                                       Yield
ESI                   AXP(R)Variable Portfolio - Bond Fund                6.93%


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency                  Rating
    --------------              ---------------
      A.M. Best                 A+ (Superior)

    Duff & Phelps                    AAA

       Moody's                 Aa2 (Excellent)


A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. American Enterprise Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in American Enterprise Life's General Account and reflects American Enterprise Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with American Enterprise Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.


Surrender charges received by AEFA for the last three years aggregated total $662,606, $479,554, and $199,062, respectively.

Commissions paid by American Enterprise Life for the last three years aggregated total $32,468,381, $5,924,368, and $4,415,795, respectively.


INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2 (comprised of subaccounts ESI, ECR, EMS, EIE, EMG, EGD, EAG, EGN, EIN, EVA, EIG, EVL, ELA, EPA, ESB, EWG, EEQ, EMD, ESC, EUS, EGR, EHI, EDI, EPD, EGI, EPG, EHY, EPH, ENO and EPV) as of December 31, 2000, and the related statements of operations and the statements of changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2 at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young LLP
   Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001

American Enterprise Variable Annuity Account  - AEL Personal Portfolio Plus 2

Statements of Net Assets
December 31, 2000

                                                                            Segregated Asset Subaccounts
Assets                                         ESI            ECR           EMS            EIE            EMG            EGD
Investments in shares of mutual
funds and portfolios:
  at cost                                 $ 13,995,096  $ 13,384,798    $ 5,547,201    $ 5,152,067   $ 14,144,637    $ 5,961,711
                                          ------------  ------------    -----------    -----------   ------------    -----------
  at market value                         $ 13,079,538  $ 12,042,880    $ 5,546,309    $ 4,092,251   $ 13,531,889    $ 5,711,046
Dividends receivable                            74,781            --         27,905             --             --             --
Accounts receivable from American
Enterprise Life for contract
purchase payments                               17,564        12,094             --            852         13,235         31,291
Receivable from mutual funds and
portfolios for share redemptions                    --            --             --             --             --             --
                                             ---------      --------       --------       --------       --------       --------
Total assets                                13,171,883    12,054,974      5,574,214      4,093,103     13,545,124      5,742,337
                                            ----------    ----------      ---------      ---------     ----------      ---------

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                12,991        11,889          5,797          4,040         13,361          5,624
  Issue and administrative fee                   1,559         1,427            696            485          1,603            675
  Contract terminations                             --            --        105,913             --             --             --
Payable to mutual funds and
portfolios for investments purchased                --            --             --             --             --             --
                                                 -----        ------         ------          -----          -----          -----
Total liabilities                               14,550        13,316        112,406          4,525         14,964          6,299
                                                ------        ------        -------          -----         ------          -----
Net assets applicable to contracts
in accumulation period                      13,142,720    12,033,915      5,461,768      4,083,692     13,515,307      5,736,038
Net assets applicable to contracts
in payment period                               14,613         7,743             40          4,886         14,853             --
                                                ------         -----             --          -----         ------         ------
Total net assets                          $ 13,157,333  $ 12,041,658    $ 5,461,808    $ 4,088,578   $ 13,530,160    $ 5,736,038
                                          ------------  ------------    -----------    -----------   ------------    -----------
Accumulation units outstanding               9,498,099     6,357,512      4,421,199      2,637,335      6,779,113      3,716,997
                                             ---------     ---------      ---------      ---------      ---------      ---------
Net asset value per accumulation unit           $ 1.38        $ 1.89         $ 1.24         $ 1.55         $ 1.99         $ 1.54
                                                ------        ------         ------         ------         ------         ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account  - AEL Personal Portfolio Plus 2

Statements of Net Assets
December 31, 2000

                                                                      Segregated Asset Subaccounts
Assets                                        EAG            EGN           EIN                EVA            EIG           EVL
Investments in shares of mutual
funds and portfolios:
  at cost                                 $ 10,340,095  $ 11,063,099    $ 4,909,176      $ 18,219,858    $ 3,020,618   $ 2,233,211
                                          ------------  ------------    -----------      ------------    -----------   -----------
  at market value                          $ 8,572,592  $ 11,014,725    $ 4,518,331      $ 16,489,965    $ 2,945,197   $ 2,470,422
Dividends receivable                                --            --             --                --             --            --
Accounts receivable from American
Enterprise Life for contract
purchase payments                                4,325         4,808          4,545            68,804            488            --
Receivable from mutual funds and
portfolios for share redemptions                    --        12,429          5,072            18,057          4,383         5,741
                                               -------        ------          -----            ------          -----         -----
Total assets                                 8,576,917    11,031,962      4,527,948        16,576,826      2,950,068     2,476,163
                                             ---------    ----------      ---------        ----------      ---------     ---------

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                 8,478        11,096          4,528            16,121          2,937         2,468
  Issue and administrative fee                   1,017         1,332            544             1,936            353           296
  Contract terminations                             --            --             --                --             --         2,977
Payable to mutual funds and portfolios
for investments purchased                           --         2,335          1,398             3,212             --         1,108
                                                 -----         -----          -----             -----          -----         -----
Total liabilities                                9,495        14,763          6,470            21,269          3,290         6,849
                                                 -----        ------          -----            ------          -----         -----
Net assets applicable to contracts
in accumulation period                       8,560,857    11,017,013      4,521,478        16,555,545      2,946,778     2,469,275
Net assets applicable to contracts
in payment  period                               6,565           186             --                12             --            39
                                                 -----           ---         ------                --         ------            --
Total net assets                           $ 8,567,422  $ 11,017,199    $ 4,521,478      $ 16,555,557    $ 2,946,778   $ 2,469,314
                                           -----------  ------------    -----------      ------------    -----------   -----------
Accumulation units outstanding               3,856,140     7,596,936      3,509,583        11,388,451      2,294,458     1,929,132
                                             ---------     ---------      ---------        ----------      ---------     ---------
Net asset value per accumulation unit           $ 2.22        $ 1.45         $ 1.29            $ 1.45         $ 1.28        $ 1.28
                                                ------        ------         ------            ------         ------        ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account  - AEL Personal Portfolio Plus 2

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
Assets                                        ESB           EWG              EEQ               EMD          ESC           EUS
Investments in shares of
mutual funds and portfolios:
  at cost                                $ 18,476,543 $ 10,374,422       $ 2,683,673      $ 10,804,580  $ 3,200,595   $ 5,990,664
                                         ------------ ------------       -----------      ------------  -----------   -----------
  at market value                        $ 18,375,957 $ 10,108,900       $ 2,724,776      $ 12,050,804  $ 4,384,567   $ 6,064,662
Dividends receivable                               --           --                --                --           --        35,924
Accounts receivable from American
Enterprise Life for contract
purchase payments                              12,983       15,055                --                --        1,215             3
Receivable from mutual funds and
portfolios for share redemptions               20,549       11,500             3,957            34,591        4,980         8,666
                                               ------       ------             -----            ------        -----         -----
Total assets                               18,409,489   10,135,455         2,728,733        12,085,395    4,390,762     6,109,255

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee               18,346       10,253             2,744            11,954        4,446         5,976
  Issue and administrative fee                  2,203        1,231               329             1,435          534           717
  Contract terminations                            --           --               884            22,505        5,299         2,314
Payable to mutual funds and portfolios
for investments purchased                         500           --               337                --        1,215        35,927
                                                  ---       ------               ---            ------        -----        ------
Total liabilities                              21,049       11,484             4,294            35,894       11,494        44,934
                                               ------       ------             -----            ------       ------        ------
Net assets applicable to contracts
in accumulation period                     18,388,063   10,114,392         2,724,260        12,042,641    4,379,262     6,055,262
Net assets applicable to contracts
in payment period                                 377        9,579               179             6,860            6         9,059
                                                  ---        -----               ---             -----            -         -----
Total net assets                         $ 18,388,440 $ 10,123,971       $ 2,724,439      $ 12,049,501  $ 4,379,268   $ 6,064,321
                                         ------------ ------------       -----------      ------------  -----------   -----------
Accumulation units outstanding             11,285,256    5,745,628         2,097,189         5,334,074    3,514,619     4,613,090
                                           ----------    ---------         ---------         ---------    ---------     ---------
Net asset value per accumulation unit          $ 1.63       $ 1.76            $ 1.30            $ 2.26       $ 1.25        $ 1.31
                                               ------       ------            ------            ------       ------        ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account  - AEL Personal Portfolio Plus 2

Statements of Net Assets
December 31, 2000

                                                                      Segregated Asset Subaccounts
Assets                                         EGR           EHI            EDI           EPD               EGI          EPG
Investments in shares of mutual
funds and portfolios:
  at cost                                  $ 9,289,906  $ 5,007,070     $ 9,347,151   $ 4,263,865      $ 19,687,989  $ 8,523,592
                                           -----------  -----------     -----------   -----------      ------------  -----------
  at market value                         $ 10,301,774  $ 4,359,912     $ 8,177,420   $ 3,990,844      $ 20,048,049  $ 8,319,432
Dividends receivable                                --           --              --            --                --           --
Accounts receivable from American
Enterprise Life for contract
purchase payments                                   --        5,101          26,750         1,432                --       13,347
Receivable from mutual funds and
portfolios for share redemptions                33,444        4,843           9,032         4,827            45,134        9,079
                                                ------        -----           -----         -----            ------        -----
Total assets                                10,335,218    4,369,856       8,213,202     3,997,103        20,093,183    8,341,858

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                10,298        4,324           8,064         3,950            19,801        8,106
  Issue and administrative fee                   1,236          519             968           475             2,377          973
  Contract terminations                          2,412           --              --            --             5,596           --
Payable to mutual funds and
portfolios for investments purchased                --        2,851          11,344            --                --        2,157
                                                 -----        -----          ------         -----            ------        -----
Total liabilities                               13,946        7,694          20,376         4,425            27,774       11,236
                                                ------        -----          ------         -----            ------       ------
Net assets applicable to contracts
in accumulation period                      10,321,272    4,362,162       8,181,882     3,992,641        20,060,568    8,330,622
                                            ----------    ---------       ---------     ---------        ----------    ---------
Net assets applicable to contracts
in payment period                                   --           --          10,944            37             4,841           --
                                               -------     --------          ------            --             -----     --------
Total net assets                          $ 10,321,272  $ 4,362,162     $ 8,192,826   $ 3,992,678      $ 20,065,409  $ 8,330,622
                                          ------------  -----------     -----------   -----------      ------------  -----------
Accumulation units outstanding               6,035,672    4,453,007       6,501,889     4,032,018         8,781,806    6,615,802
                                             ---------    ---------       ---------     ---------         ---------    ---------
Net asset value per accumulation unit           $ 1.71       $ 0.98          $ 1.26        $ 0.99            $ 2.28       $ 1.26
                                                ------       ------          ------        ------            ------       ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account  - AEL Personal Portfolio Plus 2

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                                                                                                   Combined
                                                                                                                   Variable
Assets                                           EHY               EPH              ENO               EPV           Account
Investments in shares of
mutual funds and portfolios:
  at cost                                   $ 5,402,425      $ 2,149,134      $ 10,551,857      $ 10,602,549   $ 244,327,582
                                            -----------      -----------      ------------      ------------   -------------
  at market value                           $ 4,040,176      $ 1,816,276      $ 14,047,479       $ 9,294,374   $ 238,120,547
Dividends receivable                                 --               --                --                --         138,610
Accounts receivable from
American Enterprise Life for
contract purchase payments                        2,481            1,181            22,187            28,451         288,192
Receivable from mutual funds and
portfolios for share redemptions                  4,423            2,484            16,125            11,620         270,936
                                                  -----            -----            ------            ------         -------
Total assets                                  4,047,080        1,819,941        14,085,791         9,334,445     238,818,285
                                              ---------        ---------        ----------         ---------     -----------

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                  3,949            1,793            14,397             9,261         236,992
  Issue and administrative fee                      474              215             1,728             1,112          28,449
  Contract terminations                              --               --                --                --         147,900
Payable to mutual funds and
portfolios for investments purchased              2,198               --             9,195                --          73,777
                                                  -----            -----             -----            ------          ------
Total liabilities                                 6,621            2,008            25,320            10,373         487,118
                                                  -----            -----            ------            ------         -------
Net assets applicable to contracts in
accumulation period                           4,037,395        1,817,933        14,060,471         9,324,072     238,237,284
Net assets applicable to contracts in
payment period                                    3,064               --                --                --          93,883
                                                  -----          -------           -------           -------          ------
Total net assets                            $ 4,040,459      $ 1,817,933      $ 14,060,471       $ 9,324,072   $ 238,331,167
                                            -----------      -----------      ------------       -----------   -------------
Accumulation units outstanding                3,230,390        1,911,549         5,122,939         5,289,033
                                              ---------        ---------         ---------         ---------
Net asset value per accumulation unit            $ 1.25           $ 0.95            $ 2.74            $ 1.76
                                                 ------           ------            ------            ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account  - AEL Personal Portfolio Plus 2

Statements of Operations
Year ended December 31, 2000

                                                                     Segregated Asset Subaccounts
Investment income                       ESI               ECR               EMS            EIE           EMG               EGD
Dividend income from mutual
funds and portfolios                 $ 825,516       $ 1,360,779        $ 179,282       $ 832,726   $ 1,164,243         $ 419,746
                                     ---------       -----------        ---------       ---------   -----------         ---------
Expenses:
  Mortality and expense risk fee       149,013           166,687           38,688          56,746       164,914            63,392
  Administrative charge                 17,784            19,892            4,620           6,809        19,790             7,607
                                        ------            ------            -----           -----        ------             -----
Total expenses                         166,797           186,579           43,308          63,555       184,704            70,999
                                       -------           -------           ------          ------       -------            ------
Investment income (loss) - net         658,719         1,174,200          135,974         769,171       979,539           348,747
                                       -------         ---------          -------         -------       -------           -------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales                  763,785           886,375       19,237,234         427,637     1,105,815           476,883
  Cost of investments sold             829,594           778,454       19,253,821         387,225     1,025,033           404,347
                                       -------           -------       ----------         -------     ---------           -------
Net realized gain (loss) on
investments                            (65,809)          107,921          (16,587)         40,412        80,782            72,536
Net change in unrealized
appreciation or depreciation
of investments                         (92,908)       (3,989,879)            (891)     (2,198,716)   (1,592,346)       (1,137,292)
                                       -------        ----------             ----      ----------    ----------        ----------
Net gain (loss) on investments        (158,717)       (3,881,958)         (17,478)     (2,158,304)   (1,511,564)       (1,064,756)
                                      --------        ----------          -------      ----------    ----------        ----------
Net increase (decrease) in net
assets resulting from operations      $500,002      $ (2,707,758)       $ 118,496    $ (1,389,133)   $ (532,025)       $ (716,009)
                                      --------      ------------        ---------    ------------    ----------        ----------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account  - AEL Personal Portfolio Plus 2

Statements of Operations
Year ended December 31, 2000

                                                                    Segregated Asset Subaccounts
Investment income                       EAG            EGN               EIN              EVA            EIG               EVL
Dividend income from mutual
funds and portfolios                $ 2,896,429      $ 345,593        $ 306,647         $ 738,945       $ 15,596          $ 69,983
                                    -----------      ---------        ---------         ---------       --------          --------
Expenses:
  Mortality and expense risk fee        135,660        142,628           62,827           175,408         37,328            23,294
  Administrative charge                  16,279         17,124            7,543            21,059          4,482             2,797
                                         ------         ------            -----            ------          -----             -----
Total expenses                          151,939        159,752           70,370           196,467         41,810            26,091
                                        -------        -------           ------           -------         ------            ------
Investment income (loss) - net        2,744,490        185,841          236,277           542,478        (26,214)           43,892
                                      ---------        -------          -------           -------        -------            ------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales                 1,492,470        339,721          311,950           545,100        231,579           143,472
  Cost of investments sold            1,032,897        292,921          262,341           502,495        225,633           149,099
                                      ---------        -------          -------           -------        -------           -------
Net realized gain (loss)
on investments                          459,573         46,800           49,609            42,605          5,946            (5,627)
Net change in unrealized
appreciation or depreciation
of investments                       (5,329,836)    (2,302,556)      (1,895,511)       (3,424,581)      (352,903)          335,650
                                     ----------     ----------       ----------        ----------       --------           -------
Net gain (loss) on investments       (4,870,263)    (2,255,756)      (1,845,902)       (3,381,976)      (346,957)          330,023
                                     ----------     ----------       ----------        ----------       --------           -------
Net increase (decrease) in net
assets resulting from operations   $ (2,125,773)  $ (2,069,915)    $ (1,609,625)     $ (2,839,498)    $ (373,171)        $ 373,915
                                   ------------   ------------     ------------      ------------     ----------         ---------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account  - AEL Personal Portfolio Plus 2

Statements of Operations
Year ended December 31, 2000

                                                                       Segregated Asset Subaccounts
Investment income                               ESB            EWG          EEQ              EMD            ESC           EUS
Dividend income from mutual
funds and portfolios                       $ 2,038,993      $ 925,807   $ 230,954       $ 1,043,848       $ 17,548     $ 325,182
                                           -----------      ---------   ---------       -----------       --------     ---------
Expenses:
  Mortality and expense risk fee               217,896        132,387      28,594           142,403         43,429        74,029
  Administrative charge                         26,160         15,894       3,433            17,097          5,214         8,888
                                                ------         ------       -----            ------          -----         -----
Total expenses                                 244,056        148,281      32,027           159,500         48,643        82,917
                                               -------        -------      ------           -------         ------        ------
Investment income (loss) - net               1,794,937        777,526     198,927           884,348        (31,095)      242,265
                                             ---------        -------     -------           -------        -------       -------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales                          782,133        531,365     231,538         1,724,088        298,604     1,058,442
  Cost of investments sold                     750,764        488,735     246,371         1,682,739        249,433     1,124,147
                                               -------        -------     -------         ---------        -------     ---------
Net realized gain (loss) on investments         31,369         42,630     (14,833)           41,349         49,171       (65,705)
Net change in unrealized appreciation
or depreciation of investments              (2,536,179)    (3,049,286)     54,381           (25,655)     1,275,608       331,501
                                            ----------     ----------      ------           -------      ---------       -------
Net gain (loss) on investments              (2,504,810)    (3,006,656)     39,548            15,694      1,324,779       265,796
                                            ----------     ----------      ------            ------      ---------       -------
Net increase (decrease) in net
assets resulting from operations            $ (709,873)  $ (2,229,130)  $ 238,475         $ 900,042    $ 1,293,684     $ 508,061
                                            ----------   ------------   ---------         ---------    -----------     ---------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account  - AEL Personal Portfolio Plus 2

Statements of Operations
Year ended December 31, 2000

                                                                      Segregated Asset Subaccounts
Investment income                              EGR          EHI             EDI           EPD               EGI            EPG
Dividend income from mutual
funds and portfolios                        $ 575,896    $ 413,388      $ 635,803      $ 265,101       $ 2,028,073      $ 634,100
                                            ---------    ---------      ---------      ---------       -----------      ---------
Expenses:
  Mortality and expense risk fee              120,372       52,558        100,738         45,033           239,564         83,388
  Administrative charge                        14,452        6,310         12,094          5,407            28,762         10,011
                                               ------        -----         ------          -----            ------         ------
Total expenses                                134,824       58,868        112,832         50,440           268,326         93,399
                                              -------       ------        -------         ------           -------         ------
Investment income (loss) - net                441,072      354,520        522,971        214,661         1,759,747        540,701
                                              -------      -------        -------        -------         ---------        -------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales                         431,420      238,256        695,454        271,236         2,606,230        348,674
  Cost of investments sold                    361,340      263,650        776,081        289,989         2,706,221        381,891
                                              -------      -------        -------        -------         ---------        -------
Net realized gain (loss)
on investments                                 70,080      (25,394)       (80,627)       (18,753)          (99,991)       (33,217)
Net change in unrealized appreciation
or depreciation of investments               (894,522)    (554,273)      (547,774)      (256,418)         (467,730)        48,627
                                             --------     --------       --------       --------          --------         ------
Net gain (loss) on investments               (824,442)    (579,667)      (628,401)      (275,171)         (567,721)        15,410
                                             --------     --------       --------       --------          --------         ------
Net increase (decrease) in net assets
resulting from operations                  $ (383,370)  $ (225,147)    $ (105,430)     $ (60,510)      $ 1,192,026      $ 556,111
                                           ----------   ----------     ----------      ---------       -----------      ---------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account  - AEL Personal Portfolio Plus 2

Statements of Operations
Year ended December 31, 2000

                                                             Segregated Asset Subaccounts
                                                                                                                  Combined
                                                                                                                  Variable
Investment income                             EHY               EPH               ENO              EPV             Account
Dividend income from mutual
funds and portfolios                       $ 530,793         $ 182,942      $ 1,636,686       $ 1,071,671      $ 21,712,270
                                           ---------         ---------      -----------       -----------      ------------
Expenses:
  Mortality and expense risk fee              55,074            21,110          246,985           114,742         2,934,887
  Administrative charge                        6,612             2,534           29,653            13,776           352,083
                                               -----             -----           ------            ------           -------
Total expenses                                61,686            23,644          276,638           128,518         3,286,970
                                              ------            ------          -------           -------         ---------
Investment income (loss) - net               469,107           159,298        1,360,048           943,153        18,425,300
                                             -------           -------        ---------           -------        ----------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales                        742,954           143,627        2,741,856           363,453        39,171,351
  Cost of investments sold                   891,131           155,876        1,397,422           348,439        37,258,089
                                             -------           -------        ---------           -------        ----------
Net realized gain (loss) on investments     (148,177)          (12,249)       1,344,434            15,014         1,913,262
Net change in unrealized
appreciation or depreciation
of investments                              (756,697)         (334,233)      (7,878,693)       (2,982,936)      (40,556,048)
                                            --------          --------       ----------        ----------       -----------
Net gain (loss) on investments              (904,874)         (346,482)      (6,534,259)       (2,967,922)      (38,642,786)
                                            --------          --------       ----------        ----------       -----------
Net increase (decrease) in net
assets resulting from operations          $ (435,767)       $ (187,184)    $ (5,174,211)     $ (2,024,769)  $ (20,217,486)
                                          ----------        ----------     ------------      ------------   -------------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account  - AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                      Segregated Asset Subaccounts
Operations                                      ESI            ECR          EMS            EIE               EMG            EGD
Investment income (loss) - net               $ 658,719   $ 1,174,200     $ 135,974      $ 769,171         $ 979,539      $ 348,747
Net realized gain (loss)
on investments                                 (65,809)      107,921       (16,587)        40,412            80,782         72,536
Net change in unrealized appreciation
or depreciation of investments                 (92,908)   (3,989,879)         (891)    (2,198,716)       (1,592,346)    (1,137,292)
                                               -------    ----------          ----     ----------        ----------     ----------
Net increase (decrease) in net assets
resulting from operations                      500,002    (2,707,758)      118,496     (1,389,133)         (532,025)      (716,009)
                                               -------    ----------       -------     ----------          --------       --------

Contract transactions
Contract purchase payments                   1,127,304       898,821     5,658,273        394,062         1,208,930      1,763,702
Net transfers(1)                             1,618,613     1,432,606      (995,418)       254,407         1,462,595      1,381,484
Annuity payments                                  (212)         (473)           --           (356)             (338)            --
Contract terminations:
  Surrender benefits and
  contract charges                            (791,854)   (1,106,354)     (378,581)      (401,805)         (874,865)      (362,293)
  Death benefits                              (116,821)     (119,354)      (54,981)       (25,477)         (124,332)       (15,459)
                                              --------      --------       -------        -------          --------        -------
Increase (decrease) from
contract transactions                        1,837,030     1,105,246     4,229,293        220,831         1,671,990      2,767,434
                                             ---------     ---------     ---------        -------         ---------      ---------
Net assets at beginning of year             10,820,301    13,644,170     1,114,019      5,256,880        12,390,195      3,684,613
                                            ----------    ----------     ---------      ---------        ----------      ---------
Net assets at end of year                 $ 13,157,333  $ 12,041,658   $ 5,461,808    $ 4,088,578      $ 13,530,160    $ 5,736,038
                                          ------------  ------------   -----------    -----------      ------------    -----------

Accumulation unit activity
Units outstanding at beginning of year       8,126,599     5,864,252       941,161      2,510,018         5,985,403      2,140,748
Contract purchase payments                     861,621       409,188     4,705,351        216,563           586,982      1,023,688
Net transfers(1)                             1,214,069       652,357      (825,952)       149,293           705,526        781,895
Contract terminations:
  Surrender benefits and contract charges     (617,438)     (514,469)     (353,020)      (224,120)         (437,837)      (219,967)
  Death benefits                               (86,752)      (53,816)      (46,341)       (14,419)          (60,961)        (9,367)
                                               -------       -------       -------        -------           -------         ------
Units outstanding at end of year             9,498,099     6,357,512     4,421,199      2,637,335         6,779,113      3,716,997
                                             ---------     ---------     ---------      ---------         ---------      ---------

(1) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account  - AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                          Segregated Asset Subaccounts
Operations                                      EAG             EGN         EIN               EVA            EIG             EVL
Investment income (loss) - net            $ 2,744,490      $ 185,841    $ 236,277         $ 542,478      $ (26,214)       $ 43,892
Net realized gain (loss)
on investments                                459,573         46,800       49,609            42,605          5,946          (5,627)
Net change in unrealized
appreciation or depreciation
of investments                             (5,329,836)    (2,302,556)  (1,895,511)       (3,424,581)      (352,903)        335,650
                                           ----------     ----------   ----------        ----------       --------         -------
Net increase (decrease) in net
assets resulting from operations           (2,125,773)    (2,069,915)  (1,609,625)       (2,839,498)      (373,171)        373,915
                                           ----------     ----------   ----------        ----------       --------         -------

Contract transactions
Contract purchase payments                  1,334,896      2,237,930      696,388         6,093,634        371,815         355,702
Net transfers(1)                             (606,438)     2,483,227      351,915         4,613,207        567,542         526,046
Annuity payments                                 (551)            --           --                --             --              --
Contract terminations:
  Surrender benefits and
  contract charges                           (974,921)      (746,696)    (337,370)         (916,020)      (274,109)       (118,823)
  Death benefits                              (80,967)       (81,788)     (33,215)          (93,774)       (15,713)        (43,951)
                                              -------        -------      -------           -------        -------         -------
Increase (decrease) from
contract transactions                        (327,981)     3,892,673      677,718         9,697,047        649,535         718,974
                                             --------      ---------      -------         ---------        -------         -------
Net assets at beginning of year            11,021,176      9,194,441    5,453,385         9,698,008      2,670,414       1,376,425
                                           ----------      ---------    ---------         ---------      ---------       ---------
Net assets at end of year                 $ 8,567,422   $ 11,017,199  $ 4,521,478      $ 16,555,557    $ 2,946,778     $ 2,469,314
                                          -----------   ------------  -----------      ------------    -----------     -----------

Accumulation unit activity
Units outstanding at beginning of year      3,961,232      5,343,484    3,074,254         5,637,595      1,833,797       1,252,255
Contract purchase payments                    473,826      1,326,426      439,809         3,621,414        268,706         334,497
Net transfers(1)                             (195,397)     1,450,811      244,526         2,756,099        407,995         491,398
Contract terminations:
  Surrender benefits and
  contract charges                           (354,981)      (476,232)    (227,374)         (568,924)      (204,464)       (108,288)
  Death benefits                              (28,540)       (47,553)     (21,632)          (57,733)       (11,576)        (40,730)
                                              -------        -------      -------           -------        -------         -------
Units outstanding at end of year            3,856,140      7,596,936    3,509,583        11,388,451      2,294,458       1,929,132
                                            ---------      ---------    ---------        ----------      ---------       ---------

(1)Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account  - AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                     Segregated Asset Subaccounts
Operations                                    ESB             EWG          EEQ            EMD               ESC             EUS
Investment income (loss) - net           $ 1,794,937      $ 777,526     $ 198,927      $ 884,348         $ (31,095)      $ 242,265
Net realized gain (loss)
on investments                                31,369         42,630       (14,833)        41,349            49,171         (65,705)
Net change in unrealized appreciation
or depreciation of investments            (2,536,179)    (3,049,286)       54,381        (25,655)        1,275,608         331,501
                                          ----------     ----------        ------        -------         ---------         -------
Net increase (decrease) in net assets
resulting from operations                   (709,873)    (2,229,130)      238,475        900,042         1,293,684         508,061
                                            --------     ----------       -------        -------         ---------         -------

Contract transactions
Contract purchase payments                 2,537,491      2,806,943       292,584        323,266           463,156         146,725
Net transfers(1)                           3,380,690      2,181,125       342,648       (155,933)          313,147         166,606
Annuity payments                                  --             --            --           (373)               --            (590)
Contract terminations:
  Surrender benefits and
  contract charges                        (1,160,962)      (527,589)     (179,362)    (1,011,176)         (289,267)       (511,723)
  Death benefits                            (124,101)       (30,069)      (13,674)       (96,569)          (19,190)       (221,634)
                                            --------        -------       -------        -------           -------        --------
Increase (decrease) from
contract transactions                      4,633,118      4,430,410       442,196       (940,785)          467,846        (420,616)
                                           ---------      ---------       -------       --------           -------        --------
Net assets at beginning of year           14,465,195      7,922,691     2,043,768     12,090,244         2,617,738       5,976,876
                                          ----------      ---------     ---------     ----------         ---------       ---------
Net assets at end of year               $ 18,388,440   $ 10,123,971   $ 2,724,439   $ 12,049,501       $ 4,379,268     $ 6,064,321
                                        ------------   ------------   -----------   ------------       -----------     -----------

Accumulation unit activity
Units outstanding at
beginning of year                          8,580,707      3,750,748     1,705,046      5,791,809         2,983,621       4,953,540
Contract purchase payments                 1,528,031      1,310,317       259,856        161,250           488,521         126,285
Net transfers(1)                           1,973,851        969,730       301,791        (79,442)          340,195         133,580
Contract terminations:
  Surrender benefits and
  contract charges                          (722,273)      (270,034)     (158,198)      (491,945)         (280,450)       (418,506)
  Death benefits                             (75,060)       (15,133)      (11,306)       (47,598)          (17,268)       (181,809)
                                             -------        -------       -------        -------           -------        --------
Units outstanding at end of year          11,285,256      5,745,628     2,097,189      5,334,074         3,514,619       4,613,090
                                          ----------      ---------     ---------      ---------         ---------       ---------

(1) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.



American Enterprise Variable Annuity Account  - AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                      Segregated Asset Subaccounts
Operations                                  EGR             EHI            EDI             EPD               EGI             EPG
Investment income (loss) - net          $ 441,072      $ 354,520       $ 522,971       $ 214,661       $ 1,759,747       $ 540,701
Net realized gain (loss)
on investments                             70,080        (25,394)        (80,627)        (18,753)          (99,991)        (33,217)
Net change in unrealized
appreciation or depreciation
of investments                           (894,522)      (554,273)       (547,774)       (256,418)         (467,730)         48,627
                                         --------       --------        --------        --------          --------          ------
Net increase (decrease) in net
assets resulting from operations         (383,370)      (225,147)       (105,430)        (60,510)        1,192,026         556,111
                                         --------       --------        --------         -------         ---------         -------

Contract transactions
Contract purchase payments              1,777,099        419,962         276,511         727,604           616,173       1,672,799
Net transfers(1)                        2,306,173        635,819         652,158         674,194           440,135       1,560,008
Annuity payments                               --             --             (74)             --              (506)             --
Contract terminations:
  Surrender benefits and
  contract charges                       (685,377)      (277,027)       (537,357)       (233,805)       (1,913,038)       (524,588)
  Death benefits                          (55,677)       (25,995)       (180,456)        (41,823)         (203,863)        (16,684)
                                          -------        -------        --------         -------          --------         -------
Increase (decrease) from
contract transactions                   3,342,218        752,759         210,782       1,126,170        (1,061,099)      2,691,535
                                        ---------        -------         -------       ---------        ----------       ---------
Net assets at beginning of year         7,362,424      3,834,550       8,087,474       2,927,018        19,934,482       5,082,976
                                        ---------      ---------       ---------       ---------        ----------       ---------
Net assets at end of year            $ 10,321,272    $ 4,362,162     $ 8,192,826     $ 3,992,678      $ 20,065,409     $ 8,330,622
                                     ------------    -----------     -----------     -----------      ------------     -----------

Accumulation unit activity
Units outstanding at
beginning of year                       4,244,142      3,717,824       6,355,776       2,911,374         9,311,251       4,302,357
Contract purchase payments                969,848        417,787         220,799         741,684           297,782       1,446,353
Net transfers(1)                        1,241,077        622,841         503,016         671,769           189,928       1,330,062
Contract terminations:
  Surrender benefits and
  contract charges                       (389,340)      (279,378)       (435,654)       (250,391)         (921,712)       (449,135)
  Death benefits                          (30,055)       (26,067)       (142,048)        (42,418)          (95,443)        (13,835)
                                          -------        -------        --------         -------           -------         -------
Units outstanding at end of year        6,035,672      4,453,007       6,501,889       4,032,018         8,781,806       6,615,802
                                        ---------      ---------       ---------       ---------         ---------       ---------

(1) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account  - AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                  Segregated Asset Subaccounts
                                                                                                                      Combined
                                                                                                                      Variable
Operations                                         EHY               EPH              ENO               EPV            Account
Investment income (loss) - net                 $ 469,107        $ 159,298       $ 1,360,048         $ 943,153     $ 18,425,300
Net realized gain (loss)
on investments                                  (148,177)         (12,249)        1,344,434            15,014        1,913,262
Net change in unrealized
appreciation or depreciation
of investments                                  (756,697)        (334,233)       (7,878,693)       (2,982,936)     (40,556,048)
                                                --------         --------        ----------        ----------      -----------
Net increase (decrease) in net
assets resulting from operations                (435,767)        (187,184)       (5,174,211)       (2,024,769)     (20,217,486)
                                                --------         --------        ----------        ----------      -----------

Contract transactions
Contract purchase payments                        24,953          339,075           599,734         3,148,109       38,313,641
Net transfers(1)                                  (1,052)         433,023            44,738         2,434,953       28,498,218
Annuity payments                                    (261)              --              (101)               --           (3,835)
Contract terminations:
  Surrender benefits and contract charges       (407,375)        (113,663)       (1,927,687)         (494,084)     (18,077,771)
  Death benefits                                 (48,512)         (19,007)          (84,460)          (57,648)      (2,045,194)
                                                 -------          -------           -------           -------       ----------
Increase (decrease) from
contract transactions                           (432,247)         639,428        (1,367,776)        5,031,330       46,685,059
                                                --------          -------        ----------         ---------       ----------
Net assets at beginning of year                4,908,473        1,365,689        20,602,458         6,317,511      211,863,594
                                               ---------        ---------        ----------         ---------      -----------
Net assets at end of year                    $ 4,040,459      $ 1,817,933      $ 14,060,471       $ 9,324,072    $ 238,331,167
                                             -----------      -----------      ------------       -----------    -------------

Accumulation unit activity
Units outstanding at beginning of year         3,543,505        1,296,857         5,475,925         2,958,969
Contract purchase payments                        18,210          333,087           164,294         1,486,056
Net transfers(1)                                   6,793          419,702            12,906         1,133,578
Contract terminations:
  Surrender benefits and contract charges       (302,360)        (119,023)         (508,949)         (260,533)
  Death benefits                                 (35,758)         (19,074)          (21,237)          (29,037)
                                                 -------          -------           -------           -------
Units outstanding at end of year               3,230,390        1,911,549         5,122,939         5,289,033
                                               ---------        ---------         ---------         ---------

(1) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                          Segregated Asset Subaccounts
Operations                                      ESI             ECR          EMS              EIE              EMG           EGD
Investment income (loss) - net              $ 509,375     $ 1,063,263     $ 34,572        $ 623,731        $ 629,710          $ 17
Net realized gain (loss)
on investments                                (38,416)        133,643           (6)          43,504           31,804        24,584
Net change in unrealized
appreciation or depreciation
of investments                               (431,444)      1,170,550           (4)         906,786          705,266       694,325
                                             --------       ---------           --          -------          -------       -------
Net increase (decrease) in
net assets resulting from
operations                                     39,515       2,367,456       34,562        1,574,021        1,366,780       718,926
                                               ------       ---------       ------        ---------        ---------       -------

Contract transactions
Contract purchase payments                  2,364,485       1,613,826      327,820          638,551        1,698,764     1,253,933
Net transfers(1)                            1,661,343         889,541      920,070          162,506        1,651,501       409,913
Annuity payments                                 (143)           (473)          --             (362)            (257)           --
Contract terminations:
  Surrender benefits                         (643,436)       (978,721)  (1,027,233)        (227,981)        (777,693)     (132,862)
  Death benefits                             (155,072)        (92,582)          --          (71,033)        (113,085)      (30,780)
                                             --------         -------                       -------         --------       -------
Increase (decrease) from
contract transactions                       3,227,177       1,431,591      220,657          501,681        2,459,230     1,500,204
                                            ---------       ---------      -------          -------        ---------     ---------
Net assets at beginning of year             7,553,609       9,845,123      858,800        3,181,178        8,564,185     1,465,483
                                            ---------       ---------      -------        ---------        ---------     ---------
Net assets at end of year                $ 10,820,301    $ 13,644,170  $ 1,114,019      $ 5,256,880     $ 12,390,195   $ 3,684,613
                                         ------------    ------------  -----------      -----------     ------------   -----------

Accumulation unit activity
Units outstanding at beginning of year      5,688,915       5,163,185      749,301        2,181,192        4,684,466     1,108,323
Contract purchase payments                  1,802,413         806,674      279,813          419,693          906,505       882,440
Net transfers(1)                            1,255,338         436,406      788,973          107,099          874,349       288,019
Contract terminations:
  Surrender benefits and
  contract charges                           (503,166)       (490,112)    (876,926)        (152,229)        (420,370)     (117,217)
  Death benefits                             (116,901)        (51,901)          --          (45,737)         (59,547)      (20,817)
                                             --------         -------                       -------          -------       -------
Units outstanding at end of year            8,126,599       5,864,252      941,161        2,510,018        5,985,403     2,140,748
                                            ---------       ---------      -------        ---------        ---------     ---------

(1) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                       Segregated Asset Subaccounts
Operations                                     EAG           EGN           EIN(1)            EVA              EIG           EVL(1)
Investment income (loss) - net              $ 677,522      $ (4,625)     $ 152,055       $ 79,055        $ (18,309)      $ 35,704
Net realized gain (loss)
on investments                                 69,460        17,859         26,595         16,902            4,707         (1,823)
Net change in unrealized appreciation
or depreciation of investments              3,733,600     1,845,569      1,481,886      1,432,915          266,211       (100,486)
                                            ---------     ---------      ---------      ---------          -------       --------
Net increase (decrease) in net
assets resulting from operations            4,480,582     1,858,803      1,660,536      1,528,872          252,609        (66,605)
                                            ---------     ---------      ---------      ---------          -------        -------

Contract transactions
Contract purchase payments                  1,327,105     2,221,495        758,332      3,650,384        1,291,437        948,542
Net transfers(2)                              197,056     2,215,631      2,229,314      2,416,621          992,191        348,124
Annuity payments                                 (339)           --             --             --               --             --
Contract terminations:
  Surrender benefits                         (590,047)     (290,795)      (166,663)      (259,654)         (30,188)       (21,183)
  Death benefits                              (90,014)      (53,801)       (32,329)       (27,190)          (6,726)        (9,068)
                                              -------       -------        -------        -------           ------         ------
Increase (decrease) from
contract transactions                         843,761     4,092,530      2,788,654      5,780,161        2,246,714      1,266,415
                                              -------     ---------      ---------      ---------        ---------      ---------
Net assets at beginning of year             5,696,833     3,243,108      1,004,195      2,388,975          171,091        176,615
                                            ---------     ---------      ---------      ---------          -------        -------
Net assets at end of year                $ 11,021,176   $ 9,194,441    $ 5,453,385    $ 9,698,008      $ 2,670,414    $ 1,376,425
                                         ------------   -----------    -----------    -----------      -----------    -----------

Accumulation unit activity
Units outstanding at beginning
of year                                     3,452,898     2,495,182        865,556      1,778,901          136,768        157,078
Contract purchase payments                    765,858     1,578,812        631,584      2,548,626        1,027,905        845,914
Net transfers(2)                              135,664     1,533,562      1,736,653      1,606,765          745,650        298,188
Contract terminations:
  Surrender benefits and
  contract charges                           (342,970)     (227,218)      (135,134)      (278,884)         (71,505)       (40,823)
  Death benefits                              (50,218)      (36,854)       (24,405)       (17,813)          (5,021)        (8,102)
                                              -------       -------        -------        -------           ------         ------
Units outstanding at end of year            3,961,232     5,343,484      3,074,254      5,637,595        1,833,797      1,252,255
                                            ---------     ---------      ---------      ---------        ---------      ---------

(1) Effective  Oct. 22, 1999, GT Global  Variable  Latin America Fund and GT Global New Pacific Fund merged into AIM V.I.
    International Equity Fund.
    Subaccounts ELA and EPA net assets were transferred to subaccount EIN.
(2) Includes  transfer  activity from (to) other subacounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                          Segregated Asset Subaccounts
Operations                                  ELA(1)            EPA(1)            ESB           EWG            EEQ              EMD
Investment income (loss) - net             $ 34,336        $ 24,920        $ 122,065     $ (52,153)      $ 49,093        $ 404,117
Net realized gain (loss)
on investments                             (259,203)       (401,820)           8,068        22,070          4,997          231,117
Net change in unrealized appreciation
or depreciation of investments              386,647         444,167        1,950,569     2,667,863        (41,363)        (178,298)
                                            -------         -------        ---------     ---------        -------         --------
Net increase (decrease) in net
assets resulting from operations            161,780          67,267        2,080,702     2,637,780         12,727          456,936
                                            -------          ------        ---------     ---------         ------          -------

Contract transactions
Contract purchase payments                    3,042           5,138        4,363,696     1,839,591        632,935        1,336,636
Net transfers(2)                           (909,110)       (956,720)       4,832,648     1,502,360        274,882          626,172
Annuity payments                                 --              --               --            --             --             (450)
Contract terminations:
  Surrender benefits                       (114,424)        (82,890)        (351,950)     (277,036)      (111,735)      (1,711,084)
  Death benefits                             (1,279)         (3,561)         (82,207)      (23,169)       (20,149)         (82,758)
                                             ------          ------          -------       -------        -------          -------
Increase (decrease) from contract
transactions                             (1,021,771)     (1,038,033)       8,762,187     3,041,746        775,933          168,516
                                         ----------      ----------        ---------     ---------        -------          -------
Net assets at beginning of year             859,991         970,766        3,622,306     2,243,165      1,255,108       11,464,792
                                            -------         -------        ---------     ---------      ---------       ----------
Net assets at end of year                       $--             $--     $ 14,465,195   $ 7,922,691    $ 2,043,768     $ 12,090,244
                                                -               -       ------------   -----------    -----------     ------------

Accumulation unit activity
Units outstanding at beginning
of year                                   1,115,043       1,441,794        2,679,665     1,721,007      1,058,768        5,686,310
Contract purchase payments                    3,987           5,809        2,969,026     1,258,658        535,771          660,559
Net transfers(2)                           (988,451)     (1,330,306)       3,249,737       991,508        230,273          304,880
Contract terminations:
  Surrender benefits and
  contract charges                         (129,199)       (112,473)        (262,880)     (205,480)      (103,210)        (820,221)
  Death benefits                             (1,380)         (4,824)         (54,841)      (14,945)       (16,556)         (39,719)
                                             ------          ------          -------       -------        -------          -------
Units outstanding at end of year                 --              --        8,580,707     3,750,748      1,705,046        5,791,809
                                             ------          ------        ---------     ---------      ---------        ---------

(1) Effective  Oct. 22, 1999, GT Global  Variable  Latin America Fund and GT Global New Pacific Fund merged into AIM V.I.
    International  Equity Fund.
    Subaccounts ELA and EPA net assets were transferred to subaccount EIN.
(2) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                           Segregated Asset Subaccounts
Operations                                      ESC             EUS              EGR          EHI          EDI              EPD
Investment income (loss) - net              $ (18,738)      $ 188,220         $ 59,468    $ 135,559    $ 438,050         $ 43,506
Net realized gain (loss)
on investments                                 (2,492)        (25,314)          39,409      (12,668)     (69,032)          (1,787)
Net change in unrealized
appreciation or depreciation
of investments                                 (7,270)       (320,785)       1,655,647      (58,893)    (338,782)         (19,799)
                                               ------        --------        ---------      -------     --------          -------
Net increase (decrease) in net
assets resulting from operations              (28,500)       (157,879)       1,754,524       63,998       30,236           21,920
                                              -------        --------        ---------       ------       ------           ------

Contract transactions
Contract purchase payments                    981,836       1,009,639        2,160,655      943,336      429,429        1,782,556
Net transfers(1)                              528,498       1,454,698        1,350,669      859,653      819,217          852,546
Annuity payments                                   --            (716)              --           --           --               --
Contract terminations:
  Surrender benefits                         (122,453)       (565,998)        (188,589)    (164,747)    (588,322)         (45,478)
  Death benefits                              (22,555)       (227,095)         (32,756)     (58,761)    (163,991)         (29,531)
                                              -------        --------          -------      -------     --------          -------
Increase (decrease) from
contract transactions                       1,365,326       1,670,528        3,289,979    1,579,481      496,333        2,560,093
                                            ---------       ---------        ---------    ---------      -------        ---------
Net assets at beginning of year             1,280,912       4,464,227        2,317,922    2,191,071    7,560,905          345,005
                                            ---------       ---------        ---------    ---------    ---------          -------
Net assets at end of year                 $ 2,617,738     $ 5,976,876      $ 7,362,425  $ 3,834,550  $ 8,087,474      $ 2,927,018
                                          -----------     -----------      -----------  -----------  -----------      -----------

Accumulation unit activity
Units outstanding at beginning of year      1,413,306       3,585,201        1,866,603    2,184,723    5,962,803          344,284
Contract purchase payments                  1,163,361         828,514        1,622,895      928,688      340,298        1,809,465
Net transfers(1)                              610,102       1,196,221          967,632      833,807      649,312          856,169
Contract terminations:
  Surrender benefits and contract charges    (177,389)       (469,553)        (188,801)    (172,611)    (466,981)         (69,018)
  Death benefits                              (25,759)       (186,843)         (24,187)     (56,783)    (129,656)         (29,526)
                                              -------        --------          -------      -------     --------          -------
Units outstanding at end of year            2,983,621       4,953,540        4,244,142    3,717,824    6,355,776        2,911,374
                                            ---------       ---------        ---------    ---------    ---------        ---------

(1) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.



American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                Segregated Asset Subaccounts
                                                                                                                        Combined
                                                                                                                        Variable
Operations                                EGI          EPG          EHY          EPH           ENO          EPV          Account
Investment income (loss) - net       $ 1,410,153     $ 78,511    $ 484,484     $ 30,469     $ (20,704)    $ 35,483    $ 7,228,909
Net realized gain (loss)
on investments                           138,001       (6,058)    (131,000)        (910)      625,083        7,368        494,642
Net change in unrealized
appreciation or depreciation
of investments                        (1,526,466)    (265,626)    (133,125)        (250)    7,761,913    1,655,449     25,336,772
                                      ----------     --------     --------         ----     ---------    ---------     ----------
Net increase (decrease) in
net assets
resulting from operations                 21,688     (193,173)     220,359       29,309     8,366,292    1,698,300     33,060,323
                                          ------     --------      -------       ------     ---------    ---------     ----------

Contract transactions
Contract purchase payments               993,329    2,903,937       76,856      819,745       420,481    2,732,953     41,530,464
Net transfers(1)                       1,043,063    2,189,715       47,619      423,809      (190,376)   1,795,563     30,638,717
Annuity payments                            (565)          --         (301)          --           (71)          --         (3,677)
Contract terminations:
  Surrender benefits                  (1,474,391)     (79,588)    (420,056)     (16,184)     (986,195)     (64,802)   (12,512,378)
  Death benefits                        (227,092)     (20,046)    (115,935)     (22,017)      (70,593)     (15,136)    (1,900,311)
                                        --------      -------     --------      -------       -------      -------     ----------
Increase (decrease) from
contract transactions                    334,344    4,994,018     (411,817)   1,205,353      (826,754)   4,448,578     57,752,815
                                         -------    ---------     --------    ---------      --------    ---------     ----------
Net assets at beginning of year       19,578,450      282,131    5,099,931      131,027    13,062,920      170,633    121,050,457
                                      ----------      -------    ---------      -------    ----------      -------    -----------
Net assets at end of year           $ 19,934,482  $ 5,082,976  $ 4,908,473  $ 1,365,689  $ 20,602,458  $ 6,317,511  $ 211,863,595
                                    ------------  -----------  -----------  -----------  ------------  -----------  -------------

Accumulation unit activity
Units outstanding at
beginning of year                      9,160,761      238,893    3,845,657      129,821     5,798,150      124,563
Contract purchase payments               452,859    2,446,691       56,212      802,104       165,668    1,793,368
Net transfers(1)                         475,496    1,788,367       36,031      410,091       (74,469)   1,109,291
Contract terminations:
  Surrender benefits and
  contract charges                      (677,158)    (155,678)    (309,560)     (24,123)     (385,336)     (58,738)
  Death benefits                        (100,707)     (15,916)     (84,835)     (21,036)      (28,088)      (9,515)
                                        --------      -------      -------      -------       -------       ------
Units outstanding at end of year       9,311,251    4,302,357    3,543,505    1,296,857     5,475,925    2,958,969
                                       ---------    ---------    ---------    ---------     ---------    ---------

(1)Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.



American Enterprise Variable Annuity Account -- AEL Personal Portfolio Plus 2

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under
Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company
(American  Enterprise Life) under the Investment Company Act of 1940, as amended
(the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The  Account  is  comprised  of various  subaccounts.  Each  subaccount  invests exclusively in shares of the following mutual funds or portfolios (collectively,
the  Funds),   which  are   registered   under  the  1940  Act  as   diversified
(non-diversified for GT Global Variable Latin America Fund), open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                                  Investment Manager
---------------- ----------------------------------------------------------------- ----------------------------------------------
ESI              AXP(R)Variable Portfolio - Bond Fund                              IDS Life Insurance Company 1
ECR              AXP(R)Variable Portfolio - Capital Resource Fund                  IDS Life Insurance Company 1
EMS              AXP(R)Variable Portfolio - Cash Management Fund                   IDS Life Insurance Company 1
EIE              AXP(R)Variable Portfolio - International Fund                     IDS Life Insurance Company 2
EMG              AXP(R)Variable Portfolio - Managed Fund                           IDS Life Insurance Company 1
EGD              AXP(R)Variable Portfolio - New Dimensions Fund(R)                 IDS Life Insurance Company 1
EAG              AXP(R)Variable Portfolio - Strategy Aggressive Fund               IDS Life Insurance Company 1
EGN              AIM V.I. Growth and Income Fund                                   A I M Advisors, Inc.
EIN              AIM V.I. International Equity Fund3                               A I M Advisors, Inc.
EVA              AIM V.I. Value Fund                                               A I M Advisors, Inc.
EIG              American Century VP Income and Growth                             American Century Investment Management, Inc.
EVL              American Century VP Value                                         American Century Investment Management, Inc.
ELA              GT Global Variable Latin America Fund3                            A I M Advisors, Inc.
EPA              GT Global Variable New Pacific Fund3                              A I M Advisors, Inc.
ESB              Janus Aspen Series Balanced Portfolio: Institutional Shares       Janus Capital
EWG              Janus Aspen Series Worldwide Growth Portfolio: Institutional      Janus Capital
                 Shares
EEQ              OCC Accumulation Trust Equity Portfolio                           OpCap Advisors
EMD              OCC Accumulation Trust Managed Portfolio                          OpCap Advisors
ESC              OCC Accumulation Trust Small Cap Portfolio                        OpCap Advisors
EUS              OCC Accumulation Trust U.S. Government Income Portfolio           OpCap Advisors
EGR              Oppenheimer Capital Appreciation Fund/VA                          OppenheimerFunds, Inc.
EHI              Oppenheimer High Income Fund/VA                                   OppenheimerFunds, Inc.
EDI              Putnam VT Diversified Income Fund - Class IA Shares               Putnam Investment Management, LLC
EPD              Putnam VT Diversified Income Fund - Class IB Shares               Putnam Investment Management, LLC
EGI              Putnam VT Growth and Income Fund - Class IA Shares                Putnam Investment Management, LLC
EPG              Putnam VT Growth and Income Fund - Class IB Shares                Putnam Investment Management, LLC
EHY              Putnam VT High Yield Fund - Class IA Shares                       Putnam Investment Management, LLC
EPH              Putnam VT High Yield Fund - Class IB Shares                       Putnam Investment Management, LLC
ENO              Putnam VT New Opportunities Fund - Class IA Shares                Putnam Investment Management, LLC
EPV              Putnam VT Voyager Fund - Class IB Shares                          Putnam Investment Management, LLC
---------------- ----------------------------------------------------------------- ----------------------------------------------

1 American Express Financial  Corporation  (AEFC) is the investment  adviser.
2 AEFC  is  the  investment   adviser  and  American   Express  Asset Management
  International,  Inc. is the sub-investment adviser.
3 Effective Oct. 22, 1999 GT Global  Variable  Latin  America Fund and GT Global
  Variable  New Pacific Fund merged into AIM V.I.  International  Equity  Fund.
  Subaccounts  ELA and EPA net assets were transferred to subaccount EIN.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.
The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $662,606 in 2000 and $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.
This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

Subaccount      Investment                                                      Shares        NAV
-------------------------------------------------------------------------------------------------
ESI             AXP(R)Variable Portfolio - Bond Fund                          1,261,624    $10.37
ECR             AXP(R)Variable Portfolio - Capital Resource Fund                453,215     26.57
EMS             AXP(R)Variable Portfolio - Cash Management Fund               5,548,172      1.00
EIE             AXP(R)Variable Portfolio - International Fund                   355,864     11.50
EMG             AXP(R)Variable Portfolio - Managed Fund                         765,334     17.68
EGD             AXP(R)Variable Portfolio - New Dimensions Fund(R)               297,237     19.21
EAG             AXP(R)Variable Portfolio - Strategy Aggressive Fund             687,825     12.46
EGN             AIM V.I. Growth and Income Fund                                420,570      26.19
EIN             AIM V.I. International Equity Fund                             224,569      20.12
EVA             AIM V.I. Value Fund                                            603,807      27.31
EIG             American Century VP Income and Growth                          414,233       7.11
EVL             American Century VP Value                                      370,378       6.67
ESB             Janus Aspen Series Balanced Portfolio: Institutional Shares    755,901      24.31
EWG             Janus Aspen Series Worldwide Growth Portfolio: Institutional
                Shares                                                         273,361      36.98
EEQ             OCC Accumulation Trust Equity Portfolio                         75,499      36.09
EMD             OCC Accumulation Trust Managed Portfolio                       278,954      43.20
ESC             OCC Accumulation Trust Small Cap Portfolio                     135,956      32.25
EUS             OCC Accumulation Trust U.S. Government Income Portfolio        577,587      10.50
EGR             Oppenheimer Capital Appreciation Fund/VA                       220,926      46.63
EHI             Oppenheimer High Income Fund/VA                                470,325       9.27
EDI             Putnam VT Diversified Income Fund - Class IA Shares            893,707       9.15
EPD             Putnam VT Diversified Income Fund - Class IB Shares            438,073       9.11
EGI             Putnam VT Growth and Income Fund - Class IA Shares             775,553      25.85
EPG             Putnam VT Growth and Income Fund - Class IB Shares             322,959      25.76
EHY             Putnam VT High Yield Fund - Class IA Shares                    449,908       8.98
EPH             Putnam VT High Yield Fund - Class IB Shares                    202,483       8.97
ENO             Putnam VT New Opportunities Fund - Class IA Shares             469,973      29.89
EPV             Putnam VT Voyager Fund - Class IB Shares                       191,085      48.64


8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                                                Year ended Dec. 31,
Subaccount       Investment                                                                    2000            1999
---------------- ---------------------------------------------------------------------- --------------- ---------------
ESI              AXP(R)Variable Portfolio - Bond Fund                                       $3,173,327      $4,264,147
ECR              AXP(R)Variable Portfolio - Capital Resource Fund                            3,178,260       3,258,677
EMS              AXP(R)Variable Portfolio - Cash Management Fund                            23,690,904       3,721,067
EIE              AXP(R)Variable Portfolio - International Fund                               1,417,591       1,414,654
EMG              AXP(R)Variable Portfolio - Managed Fund                                     3,742,448       3,779,798
EGD              AXP(R)Variable Portfolio - New Dimensions Fund(R)                           3,563,534       1,646,330
EAG              AXP(R)Variable Portfolio - Strategy Aggressive Fund                         3,936,267       2,283,793
EGN              AIM V.I. Growth and Income Fund                                             4,415,761       4,199,008
EIN              AIM V.I. International Equity Fund                                          1,222,798       3,114,926
EVA              AIM V.I. Value Fund                                                        10,719,033       5,993,303
EIG              American Century VP Income and Growth                                         853,319       2,332,675
EVL              American Century VP Value                                                     907,446       1,357,392
ELA              GT Global Variable Latin America Fund1                                             --         158,166
EPA              GT Global Variable New Pacific Fund1                                               --          58,070
ESB              Janus Aspen Series Balanced Portfolio: Institutional Shares                 7,197,705       8,964,046
EWG              Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares         5,724,230       3,165,703
EEQ              OCC Accumulation Trust Equity Portfolio                                       872,998       1,002,820
EMD              OCC Accumulation Trust Managed Portfolio                                    1,668,954       2,571,130
ESC              OCC Accumulation Trust Small Cap Portfolio                                    740,654       1,462,330
EUS              OCC Accumulation Trust U.S. Government Income Portfolio                       892,657       2,690,791
EGR              Oppenheimer Capital Appreciation Fund/VA                                    4,195,211       3,621,349
EHI              Oppenheimer High Income Fund/VA                                             1,343,285       2,062,477
EDI              Putnam VT Diversified Income Fund - Class IA Shares                         1,413,801       1,688,106
EPD              Putnam VT Diversified Income Fund - Class IB Shares                         1,610,233       2,676,968
EGI              Putnam VT Growth and Income Fund - Class IA Shares                          3,287,518       3,508,981
EPG              Putnam VT Growth and Income Fund - Class IB Shares                          3,569,720       5,266,904
EHY              Putnam VT High Yield Fund - Class IA Shares                                   779,531         997,196
EPH              Putnam VT High Yield Fund - Class IB Shares                                   940,696       1,278,773
ENO              Putnam VT New Opportunities Fund - Class IA Shares                          2,721,136         919,361
EPV              Putnam VT Voyager Fund - Class IB Shares                                    6,308,238       4,560,986
---------------- ---------------------------------------------------------------------- --------------- ---------------
                 Combined Variable Account                                                $104,087,255     $84,019,927
---------------- ---------------------------------------------------------------------- --------------- ---------------

1  Effective Oct. 22, 1999 GT Global Variable Latin America Fund and GT Global
   Variable New Pacific Fund merged into AIM V.I. International Equity Fund.
   Subaccounts ELA and EPA net assets were transferred to subaccount EIN.


American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/S/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Balance sheets
December 31, ($ thousands, except share amounts)         2000           1999

Assets

Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $927,031;
            1999, $984,103)                             $  934,091   $1,006,349
         Available for sale, at fair value
            (amortized cost: 2000, $2,163,906;
            1999, $2,411,799)                            2,068,487    2,304,487
                                                         ---------    ---------
                                                         3,002,578    3,310,836
     Mortgage loans on real estate                         724,009      785,253
     Other investments                                       9,407       11,470
                                                             -----       ------
            Total investments                            3,735,994    4,107,559
Cash and cash equivalents                                   34,852           --
Amounts due from brokers                                     1,316           --
Accounts receivable                                            867          316
Accrued investment income                                   54,941       56,676
Deferred policy acquisition costs                          198,622      180,288
Deferred income taxes                                       26,350       37,501
Other assets                                                 9,969            9
Separate account assets                                    589,310      220,994
                                                           -------      -------
            Total assets                                $4,652,221   $4,603,343
                                                        ==========   ==========

Liabilities and stockholder's equi1ty
Liabilities:
     Future policy benefits for:
         Fixed annuities                                $3,584,784   $3,921,513
         Universal life-type insurance                          10           --
     Policy claims and other policyholders' funds            9,295       12,097
     Amounts due to brokers                                 24,387       25,215
     Other liabilities                                       6,326       17,436
     Separate account liabilities                          589,310      220,994
                                                           -------      -------
            Total liabilities                            4,214,112    4,197,255
Commitments and contingencies
Stockholder's equity:
     Capital stock, $100 par value per share;
         100,000 shares authorized, 20,000 shares
         issued and outstanding                              2,000        2,000
     Additional paid-in capital                            282,872      282,872
     Accumulated other comprehensive loss:
         Net unrealized securities losses                  (62,097)     (69,753)
     Retained earnings                                     215,334      190,969
                                                           -------      -------
            Total stockholder's equity                     438,109      406,088
                                                           -------      -------
Total liabilities and stockholder's equity              $4,652,221   $4,603,343
                                                        ==========   ==========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of income

Years ended December 31, ($ thousands)                2000      1999      1998

Revenues:
Net investment income                              $299,759  $322,746  $340,219
Policyholder and contractholder charges               6,865     6,069     6,387
Mortality and expense risk fees                       5,383     2,269     1,275
Net realized gain (loss) on investments                 469     6,565    (4,788)
                                                        ---     -----    ------
     Total revenues                                 312,476   337,649   343,093
                                                    -------   -------   -------

Benefits and expenses:
Interest credited on investment contracts           191,040   208,583   228,533
Amortization of deferred policy acquisition costs    47,676    43,257    53,663
Other operating expenses                             35,308    35,147    24,476
                                                     ------    ------    ------
     Total benefits and expenses                    274,024   286,987   306,672
                                                    -------   -------   -------
Income before income taxes                           38,452    50,662    36,421
Income taxes                                         14,087    16,675    14,395
                                                     ------    ------    ------
Net income                                         $ 24,365  $ 33,987  $ 22,026
                                                   ========  ========  ========


See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------


Statements of stockholder's equity

                                                                                                      Accumulated
                                                                                                        Other
                                                           Total                      Additional    Comprehensive
                                                       Stockholder's     Capital        Paid-In     (Loss) Income,     Retained
Three years ended December 31, ($ thousands)              Equity          Stock        Capital        Net of Tax       Earnings

Balance, January 1, 1998                                $ 469,344         $2,000       $282,872    $    49,516         $134,956
Comprehensive income:
     Net income                                            22,026             --             --             --           22,026
     Unrealized holding losses arising
         during the year, net of taxes of $3,400           (6,314)            --             --         (6,314)              --
     Reclassification adjustment for losses
         included in net income,
         net of tax of ($588)                               1,093             --             --          1,093               --
                                                            -----          -----          -----          -----            -----
Other comprehensive loss                                   (5,221)            --             --         (5,221)              --
                                                           ------          -----          -----         ------            -----
Comprehensive income:                                      16,805
                                                           ------

Balance, December 31, 1998                                486,149          2,000        282,872         44,295          156,982
Comprehensive loss:
     Net income                                            33,987             --             --             --           33,987
     Unrealized holding losses arising
         during the year, net of taxes of $59,231        (110,001)            --             --       (110,001)              --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $2,179                              (4,047)            --             --         (4,047)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive loss                                 (114,048)            --             --       (114,048)              --
                                                         --------          -----          -----       --------            -----
Comprehensive loss                                        (80,061)
                                                          -------

Balance, December 31, 1999                                406,088          2,000        282,872        (69,753)         190,969
Comprehensive income:
     Net income                                            24,365             --             --             --           24,365
     Unrealized holding gains arising
         during the year, net of taxes of $(4,812)          8,937             --             --          8,937               --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $690                                (1,281)            --             --         (1,281)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive income                                  7,656             --             --          7,656               --
                                                            -----          -----          -----          -----            -----
Comprehensive income                                       32,021
                                                           ------
Balance, December 31, 2000                              $ 438,109         $2,000       $282,872    $   (62,097)        $215,334
                                                        =========         ======       ========    ===========         ========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows

Years ended December 31, ($ thousands)                                                2000                1999                1998

Cash flows from operating activities:
Net income                                                                       $  24,365           $  33,987           $  22,026
Adjustments to reconcile net income
to net cash (used in) provided by operating activities:
     Change in accrued investment income                                             1,735               5,064              (2,152)
     Change in accounts receivable                                                    (551)               (102)                349
     Change in deferred policy acquisition costs, net                              (18,334)             16,191              28,022
     Change in other assets                                                         (9,960)                 34                  74
     Change in policy claims and other policyholders' funds                         (2,802)              4,708              (3,939)
     Deferred income tax provision (benefit)                                         7,029                 711              (9,591)
     Change in other liabilities                                                   (11,110)             (7,064)              7,595
     Amortization of premium, net                                                    2,682               2,315                 122
     Net realized (gain) loss on investments                                          (469)             (6,565)              4,788
     Other, net                                                                       (233)             (1,562)              2,544
                                                                                      ----              ------               -----
         Net cash (used in) provided by operating activities                        (7,648)             47,717              49,838

Cash flows from investing activities:
Fixed maturities held to maturity:
     Maturities                                                                     65,716              65,705              73,601
     Sales                                                                           5,128               8,466              31,117
Fixed maturities available for sale:
     Purchases                                                                    (101,665)           (593,888)           (298,885)
     Maturities                                                                    171,297             248,317             335,357
     Sales                                                                         176,296             469,126              48,492
Other investments:
     Purchases                                                                      (1,388)            (28,520)           (161,252)
     Sales                                                                          65,978              57,548              78,681
Change in amounts due from brokers                                                  (1,316)                 --                  --
Change in amounts due to brokers                                                      (828)            (29,132)             19,412
                                                                                      ----             -------              ------
         Net cash provided by investing activities                                 379,218             197,622             126,523

Cash flows from financing activities:
Activity related to universal life type insurance and investment contracts:
     Considerations received                                                       398,462             299,899             302,158
     Surrenders and other benefits                                                (926,220)           (753,821)           (707,052)
     Interest credited to account balances                                         191,040             208,583             228,533
                                                                                   -------             -------             -------
         Net cash used in financing activities                                    (336,718)           (245,339)           (176,361)
                                                                                  --------            --------            --------
Net increase in cash and cash equivalents                                           34,852                  --                  --
Cash and cash equivalents at beginning of year                                          --                  --                  --
                                                                                      ----                ----                ----
Cash and cash equivalents at end of year                                         $  34,852           $      --           $      --
                                                                                 =========           =========           =========
See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Notes to Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life are offered as well. The Company distributes its products through financial institutions and unbranded independent financial advisors.

Basis of presentation
The Company is a  wholly-owned  subsidiary  of IDS Life  Insurance  Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred income taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less a reserve for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is measured as the excess of the loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                    2000        1999         1998
Cash paid during the year for:
Income taxes                     $14,861     $22,007      $19,035
Interest on borrowings             1,073       2,187        5,437

Recognition of profits on annuity contracts
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Policyholder and contractholder charges include surrender charges and fees collected regarding the issue and administration of annuity contracts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For variable universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000, unlocking adjustments resulted in a net increase in amortization of $1.5 million. Net unlocking adjustments in 1999 were not significant. During 1998, unlocking adjustments resulted in a net increase in amortization of $11 million.

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $9,944 and $2,147, receivable from and payable to, respectively, IDS Life for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sale.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. Application of the provisions of the consensus will not have a material impact on the Company's financial position or results of operations.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 2000 are as follows:

                                                  Gross      Gross
                                    Amortized  unrealized  unrealized     Fair
Held to maturity                      cost        gains      losses       value
U.S. Government agency obligations   $  6,949    $    26    $     55  $    6,920
State and municipal obligations         2,101          1          --       2,102
Corporate bonds and obligations       773,630      9,876      17,470     766,036
Mortgage-backed securities            151,411        801         239     151,973
                                      -------        ---         ---     -------
                                     $934,091    $10,704    $ 17,764  $  927,031
                                     ========    =======    ========  ==========
Available for sale
U.S. Government agency obligations $    5,154    $   284    $     --  $    5,438
State and municipal obligations         2,250          5          --       2,255
Corporate bonds and obligations     1,319,781     19,103     123,865   1,215,019
Mortgage-backed securities            836,721     10,780       1,726     845,775
                                      -------     ------       -----     -------
                                   $2,163,906    $30,172    $125,591  $2,068,487
                                   ==========    =======    ========  ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                   Gross       Gross
                                    Amortized   unrealized  unrealized    Fair
Held to maturity                      cost         gains      losses      value
U.S. Government agency obligations $    7,514     $   23    $   431   $    7,106
State and municipal obligations         3,002         44         --        3,046
Corporate bonds and obligations       816,826      5,966     23,311      799,482
Mortgage-backed securities            179,007        296      4,834      174,469
                                      -------        ---      -----      -------
                                   $1,006,349     $6,329    $28,576   $  984,103
                                   ==========     ======    =======   ==========
Available for sale
U.S. Government agency obligations $    2,047     $   --    $     47  $    1,999
State and municipal obligations         2,250         --         190       2,060
Corporate bonds and obligations     1,419,150      7,445      90,703   1,335,892
Mortgage-backed securities            988,352      1,929      25,746     964,536
                                      -------      -----      ------     -------
                                   $2,411,799     $9,374    $116,686  $2,304,487
                                   ==========     ======    ========  ==========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                     Amortized                    Fair
Held to maturity                       cost                       value
Due from one to five years            $405,375                  $402,691
Due from five to ten years             321,802                   317,320
Due in more than ten years              55,503                    55,047
Mortgage-backed securities             151,411                   151,973
                                       -------                   -------
                                      $934,091                  $927,031
                                      ========                  ========

                                    Amortized                     Fair
Available for sale                     cost                       value
Due from one to five years          $   61,851                $   67,514
Due from five to ten years             965,579                   878,853
Due in more than ten years             299,755                   276,345
Mortgage-backed securities             836,721                   845,775
                                       -------                   -------
                                    $2,163,906                $2,068,487
                                    ==========                ==========


During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $5,128, $8,466 and $31,117, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

In addition, fixed maturities available for sale were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516 respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively.

At December 31, 2000, bonds carried at $3,259 were on deposit with various states as required by law.

At December 31, 2000, investments in fixed maturities comprised 80 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $463 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                             2000       1999
Aaa/AAA                       $  998,333   $1,168,144
Aaa/AA                             1,000           --
Aa/AA                             34,535       42,859
Aa/A                              59,569       52,416
A/A                              367,643      422,668
A/BBB                            121,028      189,072
Baa/BBB                          989,301      995,152
Baa/BB                            67,156       64,137
Below investment grade           459,432      483,700
                                 -------      -------
                              $3,097,997   $3,418,148
                              ==========   ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2000, approximately 92 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 19 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                              December 31, 2000             December 31, 1999
                          On balance    Commitments      On balance  Commitments
Region                       sheet      to purchase         sheet    to purchase
South Atlantic              $172,349       $--             $194,325      $   --
Middle Atlantic              106,376        --              118,699          --
East North Central           122,354        --              126,243          --
Mountain                     100,208        --              103,751          --
West North Central           110,669        --              125,891         513
New England                   39,877        --               43,345         802
Pacific                       38,559        --               41,396          --
West South Central            30,172        --               31,153          --
East South Central             6,749        --                7,100          --
                               -----     -----                -----       -----
                             727,313        --              791,903       1,315
Less allowance for losses      3,304        --                6,650          --
                               -----     -----                -----       -----
                            $724,009       $--             $785,253      $1,315
                            ========       ===             ========      ======

                              December 31, 2000            December 31, 1999
                          On balance   Commitments       On balance  Commitments
Property type                sheet     to purchase          sheet    to purchase
Department/retail stores    $214,927        $--            $232,449      $1,315
Apartments                   152,906         --             181,346          --
Office buildings             191,767         --             202,132          --
Industrial buildings          80,330         --              83,186          --
Hotels/Motels                 41,977         --              43,839          --
Medical buildings             29,173         --              32,284          --
Nursing/retirement homes       6,471         --               6,608          --
Mixed Use                      9,762         --              10,059          --
                               -----      -----              ------       -----
                             727,313         --             791,903       1,315
Less allowance for losses      3,304         --               6,650          --
                               -----      -----               -----       -----
                            $724,009        $--            $785,253      $1,315
                            ========        ===            ========      ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $9,014 and $5,200, respectively, with allowances of $500 and $1,250, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $4,684 and $5,399, respectively.

The  Company  recognized  $221,  $136 and $251 of  interest  income  related  to
impaired  loans  for  the  years  ended  December  31,  2000,   1999  and  1998,
respectively.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the allowance for investment losses related to all loans:

                                              2000        1999         1998
Balance, January 1                            $6,650     $8,500       $3,718
(Reduction) provision for investment losses   (3,346)    (1,850)       4,782
                                              ------     ------        -----
Balance, December 31                          $3,304     $6,650       $8,500
                                              ======     ======       ======

At December 31, 2000 the Company had no commitments to purchase investments.

Net investment income for the years ended December 31 is summarized as follows:

                                  2000          1999             1998
Interest on fixed maturities    $237,201      $265,199         $285,260
Interest on mortgage loans        59,686        63,721           65,351
Interest on cash equivalents       1,136           534              137
Other                              5,693        (1,755)          (2,493)
                                   -----        ------           ------
                                 303,716       327,699          348,255
Less investment expenses           3,957         4,953            8,036
                                   -----         -----            -----
                                $299,759      $322,746         $340,219
                                ========      ========         ========

Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                  2000         1999           1998
Fixed maturities                $ (2,877)     $ 4,715        $    28
Mortgage loans                     3,346       (1,650)        (4,816)
                                   -----       ------         ------
                                $    469      $ 3,065        $(4,788)
                                ========      =======        =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                        2000          1999          1998
Fixed maturities available for sale    $11,894     $(175,458)     $(8,032)

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The  income  tax  expense  for the years  ended  December  31,  consists  of the following:
                                2000        1999           1998
Federal income taxes:
Current                        $ 6,170      $15,531       $23,227
Deferred                         7,029          711        (9,591)
                                 -----          ---        ------
                                13,199       16,242        13,636
State income taxes-- current       888          433           759
                                   ---          ---           ---
Income tax expense             $14,087      $16,675       $14,395
                               =======      =======       =======

Increases  (decreases) to the federal income tax provision  applicable to pretax income  based on the  statutory  rate,  for the years  ended  December  31,  are attributable to:
                                                           2000                   1999                   1998
                                                   Provision   Rate       Provision    Rate      Provision   Rate
Federal income taxes based on the statutory rate     $13,458   35.0%      $17,731     35.0%       $13,972   35.0%
Increases (decreases) are attributable to :
     Tax-excluded interest                                (4)    --           (14)      --            (35)  (0.1)
     State tax, net of federal benefit                   578    1.5           281      0.5            493    1.2
Other, net                                                55    0.1        (1,323)    (2.6)           (35)    --
                                                          --    ---        ------     ----            ---    ---
Total income taxes                                   $14,087   36.6%      $16,675     32.9%       $14,395   36.1%
                                                     =======   ====       =======     ====        =======   ====

Significant   components  of  the  Company's  deferred  income  tax  assets  and liabilities as of December 31 are as follows:

Deferred income tax assets:                         2000            1999
Policy reserves                                    $40,242          $46,243
Unrealized losses on investments                    31,441           39,678
Other                                                6,208            1,070
                                                     -----            -----
     Total deferred income tax assets               77,891           86,991
                                                    ------           ------
Deferred income tax liabilities:
Deferred policy acquisition costs                   51,541           49,490
                                                    ------           ------
     Total deferred income tax liabilities          51,541           49,490
                                                    ------           ------
     Net deferred income tax assets                $26,350          $37,501
                                                   =======          =======

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $31,152 and $58,223 as of December 31, 2000 and 1999, respectively. In addition, dividends in excess of $nil would require approval by the Insurance Department of the state of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                  2000          1999         1998
Statutory net (loss) income     $(11,928)    $ 15,241      $ 37,902
Statutory capital and surplus    315,930      343,094       330,588

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of Indiana has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare their statutory-basis financial statements. Management believes these changes will not adversely impact the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $6,489 and $8,258 at December 31, 2000 and 1999, respectively. The interest rate swap is an off balance sheet transaction.

The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $45,191, $38,931 and $28,482 for the years ended December 31, 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2000 or 1999.

7. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company's holdings of derivative financial instruments are as follows:

                             Notional    Carrying        Fair       Total credit
December 31, 2000             amount      amount         value        exposure
Assets:
     Interest rate caps     $  500,000     $2,037      $    414       $    414
     Interest rate floors    2,000,000      6,489        13,185         13,185
Off balance sheet:
     Interest rate swaps     2,000,000         --       (51,369)       (51,369)
                             ---------     ------       -------        -------
                                           $8,526      $(37,770)      $(37,770)
                                           ======      ========       ========

                             Notional    Carrying       Fair       Total credit
December 31, 1999             amount      amount        value        exposure
Assets:
     Interest rate caps     $  900,000   $  3,212       $ 4,437         $ 4,437
     Interest rate floors    2,000,000      8,258         2,251           2,251
Off balance sheet:
     Interest rate swaps     2,000,000         --        18,274          18,274
                             ---------      -----        ------          ------
                                          $11,470       $24,962         $24,962
                                          =======       =======         =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2001 to 2006.

Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.


8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                               December 31, 2000          December 31, 1999
                                              Carrying      Fair         Carrying        Fair
Financial Assets                               amount       value          amount       value
Investments:
Fixed maturities (Note 2):
     Held to maturity                       $  934,091   $  927,031     $1,006,349   $  984,103
     Available for sale                      2,068,487    2,068,487      2,304,487    2,304,487
Mortgage loans on real estate (Note 2)         724,009      740,992        785,253      770,095
Derivative financial instruments (Note 7)        8,526      (37,770)        11,470       24,962
Separate account assets (Note 1)               589,310      589,310        220,994      220,994
Cash and cash equivalents                       34,852       34,852             --           --

Financial Liabilities
Future policy benefits for fixed annuities  $3,567,085   $3,480,270     $3,905,849   $3,778,945
Separate account liabilities                   589,310      567,989        220,994      209,942
                                               -------      -------        -------      -------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $17,699 and $15,633, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999.

The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

9. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

PART C.
------

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

The audited financial statements of the variable account including:

         Statements of net assets as of Dec. 31, 2000;
         Statements of operations for the year ended Dec. 31, 2000; and Statements of changes in net assets for the years ended Dec. 31, 2000 and 1999.
         Notes to Financial Statements.
         Report of Independent Auditors dated March 23, 2001.

The audited financial statements of American Enterprise Life Insurance Company including:

         Balance sheets as of Dec. 31, 2000 and 1999; and Related statements of income, stockholder's equity and cash flows for the years ended Dec. 31, 2000, 1999, and 1998.
         Notes to Financial Statements.
         Report of Independent Auditors dated Feb. 8, 2001.

(b)      Exhibits:

1.1 Resolution of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life establishing ten additional subaccounts within the separate account dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life establishing six additional subaccounts within the separate account dated June 17, 1998, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 11 to Registration Statement No. 33-54471, filed on or about August 24, 1998, is incorporated herein by reference.

2.       Not applicable.

3.1 Form of Variable Annuity and Life Insurance Distribution Agreement, filed electronically as Exhibit 3.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-54471, is incorporated herein by reference.

3.2      Form of Managing  General Agent  Agreement,  filed  electronically  as
         Exhibit 3.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-54471, is incorporated herein by reference.

4.1      Form of Deferred Annuity Contract (form 34560), filed electronically as
         Exhibit 4.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

4.2      Form of Tax-Qualified Endorsement (form 34563), filed electronically as
         Exhibit 4.2 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

4.3      Form of Annuity  Endorsement  (form  34562),  filed  electronically  as
         Exhibit 4.3 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

5. Form of Application for American Enterprise Life Variable Annuity (form 34561), filed electronically as Exhibit 5.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

6.2      Amended By-Laws of American  Enterprise Life, filed  electronically  as
         Exhibit 6.2 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement among American Enterprise Life Insurance Company and GT Global Variable Investment Trust and GT Global Variable Investment Series and GT Global Financial Services, Inc., dated February 10, 1995, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 3 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.1(b) Form of Amendment 1 to Participation Agreement among American Enterprise Life Insurance Company and G.T. Global Variable Investment Trust and G.T. Global Variable Investment Series and GT Global, Inc. (formerly G.T. Global Financial Services, Inc.), filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.2(a) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated January 16, 1995, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.2(b) Copy of Amendment 1 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated April 30, 1997, filed electronically as Exhibit 8.2(b) to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.2(c) Copy of Amendment 2 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.2(c) to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.2(d) Form of Amendment 3 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 11 to Registration Statement No. 33-54471, filed on or about August 24, 1998, is incorporated herein by reference.

8.3(a) Copy of Participation Agreement by and among Quest for Value Accumulation Trust and American Enterprise Life Insurance Company and Quest for Value Distributors, dated February 21, 1995, filed electronically as Exhibit 8.3 to Post- Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.3(b) Copy of Amendment 1 to Schedule A to Participation Agreement among OCC Accumulation Trust, American Enterprise Life Insurance Company and OCC Distributors, dated October 15, 1997, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.4 Copy of Participation Agreement among Oppenheimer Trust and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.5 Copy of Participation Agreement among AIM Variable Insurance Funds and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.6 Copy of Participation Agreement among Janus Aspen Series and American Enterprise Life Insurance Company, dated October 8, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.7 Copy of Fund Participation Agreement By and Among American Enterprise Life Insurance Company, American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., dated August 21, 1998, is filed electronically herewith.

8.8 Copy of Reinsurance Agreement, dated October 16, 1997, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.      Consent of Independent Auditors is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

14. Power of Attorney to sign Amendments to this Registration Statement, dated April 25, 2001, is filed electronically herewith.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Bruce A. Kohn                         829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Paul S. Mannweiler                    Indianapolis Power and Light           Director
                                      One Monument Circle
                                      P.O. Box 1595
                                      Indianapolis, IN  46206-1595

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director, Vice President, General
                                      Minneapolis, MN  55474                 Counsel and Secretary

Stuart A. Sedlacek                    829 AXP Financial Center               Executive Vice President
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        829 AXP Financial Center               Vice President and Treasurer
                                      Minneapolis, MN  55474


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
         -----------------------------------------------------------------------

                  American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama


     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of Contract owners

                  As of March  31,  2001,  there  were 3088  contract  owners of
                  non-qualified   contracts   and  there  were  3101  owners  of
                  qualified contracts.

Item 28. Indemnification

                  The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

                  The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

                  The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
         Item 29(a) and 29(b)



Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company.


(b)  As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Gumer C. Alvero                       Vice President - Annuities
200 AXP Financial Center
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Dudley Barksdale                      Vice President - Service
200 AXP Financial Center              Development
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd.              Francisco Bay Area
Suite 200
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Retail
200 AXP Financial Center              Distribution Services
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

James M. Cracchiolo                   Director, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Carol A. Holton                       Vice President - Third Party
200 AXP Financial Center              Distribution
Minneapolis, MN  55474

David R. Hubers                       Chairman of the Board
200 AXP Financial Center
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Diana R. Iannarone                    Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

Theodore M. Jenkin                    Group Vice President - Cleveland
                                      Metro

James M. Jensen                       Vice President - Advice and
200 AXP Financial Center              Retail Distribution Group
Minneapolis, MN  55474                Products, Compensation and Field
                                      Administration

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

John C. Junek                         Senior Vice President, General
200 AXP Financial Center              Counsel
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

Raymond G. Kelly                      Group Vice President - North Texas
Suite 250
801 East Campbell Road
Richardson, TX  75081

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Distribution
200 AXP Financial Center              Channel Marketing
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Senior Vice President - Products
200 AXP Financial Center              Group
Minneapolis, MN  55474

Barry J. Murphy                       Executive Vice President - U.S.
200 AXP Financial Center              Retail Group
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Scott M. Nelson                       Vice President - Alternative
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Kris Petersen                         Vice President - Non-propriety
200 AXP Financial Center              Products
Minneapolis, MN  55474

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James M. Punch                        Vice President - Branded Platform
200 AXP Financial Center              Project
Minneapolis, MN  55474

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

Ralph D. Richardson III               Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                     Group Vice President - Central
                                      California/Western Nevada

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President -
200 AXP Financial Center              Information and Technology
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Twin
200 AXP Financial Center              Cities Metro
Minneapolis, MN  55474

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

David L. Yowan                        Vice President and Treasurer
American Express Co.
New York

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001


Item 29(c).

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $1,731,833            $921,090             None                  None
Financial Advisors
Inc.

Item 30.     Location of Accounts and Records

             American Enterprise Life Insurance Company
             829 AXP Financial Center
             Minneapolis, MN  55474

Item 31.     Management Services

             Not applicable.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2001.

                      AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                      --------------------------------------------
                                                (Registrant)

                      By American Enterprise Life Insurance Company
                        -------------------------------------------
                                                (Sponsor)

                      By /s/   Carol A. Holton*
                        ------------------------------------------
                               Carol A. Holton
                               Director, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2001.

Signature                                           Title

/s/  Gumer C. Alvero*                     Director, Chairman of the Board and
     ---------------------                Executive Vice President - Annuities
     Gumer C. Alvero

/s/  Carol A. Holton*                     Director, President and Chief
     ---------------------                Executive Officer
     Carol A. Holton

                                          Director
     ---------------------
     Paul S. Mannweiler

/s/  Teresa J. Rasmussen*                 Director, Vice President, General
     ---------------------                Counsel and Secretary
     Teresa J. Rasmussen

/s/  Stuart A. Sedlacek*                  Executive Vice President
     ---------------------
     Stuart A. Sedlacek

/s/  Philip C. Wentzel*                   Vice President and Controller
     ---------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President and Treasurer
     ---------------------
     David L. Yowan

*Signed   pursuant  to  Power  of  Attorney,  dated   April  25,   2001,   filed
electronically herewith.




By:/s/Mary Ellyn Minenko
      Mary Ellyn Minenko

CONTENTS  OF  POST-EFFECTIVE  AMENDMENT  NO. 14 TO  REGISTRATION  STATEMENT  NO.
33-54471

This Amendment to the Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.